iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  7 .2%
4DMedical Ltd.
(a) (b)
........................ 4,807,502 $ 14,232,875
Abacus Group
(a)
.......................... 3,799,177 2,798,220
Abacus Storage King ...................... 3,798,541 3,903,301
AGL Energy Ltd. ......................... 4,355,903 30,181,877
Alkane Resources Ltd.
(b)
.................... 4,840,418 5,363,513
Alpha HPA Ltd.
(a) (b)
........................ 1,249,925 573,009
ALS Ltd. ............................... 3,577,760 55,866,122
Amotiv Ltd. ............................. 1,088,410 5,062,437
AMP Ltd. .............................. 18,391,786 19,525,487
Ampol Ltd. ............................. 1,707,473 43,234,193
Ansell Ltd. ............................. 1,094,903 21,003,848
ANZ Group Holdings Ltd. ................... 21,422,808 569,022,133
APA Group ............................. 9,466,583 70,717,394
Arafura Rare Earths Ltd.
(b)
................... 40,255,127 10,609,606
ARB Corp. Ltd. .......................... 618,065 8,357,846
Arena REIT ............................. 2,737,093 6,559,409
Aristocrat Leisure Ltd. ...................... 3,953,634 136,026,647
ASX Ltd. .............................. 1,394,451 61,039,263
Atlas Arteria Ltd. ......................... 7,811,743 27,069,267
AUB Group Ltd. .......................... 908,521 16,920,182
Aurizon Holdings Ltd. ...................... 11,910,954 35,983,218
Aussie Broadband Ltd.
(a)
.................... 1,852,812 7,168,337
Austal Ltd.
(b)
............................ 2,792,962 8,422,000
Bank of Queensland Ltd. .................... 4,867,181 23,628,122
Bapcor Ltd.
(a)
............................ 4,415,860 1,808,685
Beach Energy Ltd. ........................ 10,728,460 9,113,077
Bega Cheese Ltd. ........................ 2,218,626 8,871,158
Bellevue Gold Ltd.
(b)
....................... 10,625,807 11,552,896
Bendigo & Adelaide Bank Ltd. ................ 4,005,363 30,961,857
BHP Group Ltd. .......................... 36,208,608 1,433,112,925
BlueScope Steel Ltd. ...................... 3,109,392 67,595,004
Brambles Ltd. ........................... 9,689,679 157,868,829
Bravura Solutions Ltd.
(a)
.................... 1,639,846 2,533,853
Brazilian Rare Earths Ltd.
(b)
.................. 320,894 1,150,518
Breville Group Ltd.
(a)
....................... 741,588 16,214,545
BWP Property Group Ltd. ................... 4,091,603 11,582,361
Capricorn Metals Ltd. ...................... 2,953,250 24,486,259
CAR Group Ltd. .......................... 2,732,295 50,402,152
Catalyst Metals Ltd.
(b)
...................... 1,718,907 6,589,631
Catapult Sports Ltd.
(a) (b)
..................... 1,593,605 3,804,359
Centuria Capital Group ..................... 4,282,813 5,269,445
Centuria Industrial REIT .................... 4,252,987 9,222,936
Challenger Ltd. .......................... 3,717,383 23,137,630
Champion Iron Ltd. ....................... 2,701,914 9,334,059
Charter Hall Group ........................ 3,383,658 49,828,021
Charter Hall Long Wale REIT ................. 4,917,955 12,489,533
Charter Hall Retail REIT .................... 3,574,064 10,141,024
Charter Hall Social Infrastructure REIT .......... 621,064 1,162,551
Clarity Pharmaceuticals Ltd.
(a) (b)
............... 1,764,853 3,693,528
Cleanaway Waste Management Ltd. ............ 15,882,286 25,479,732
Cochlear Ltd. ........................... 463,472 31,535,208
Codan Ltd. ............................. 882,682 26,748,740
Coles Group Ltd. ......................... 9,522,737 151,773,345
Collins Foods Ltd. ........................ 741,450 4,382,556
Commonwealth Bank of Australia .............. 11,938,938 1,503,788,285
Computershare Ltd. ....................... 3,715,785 81,632,792
Corporate Travel Management Ltd.
(b) (c)
........... 849,006 8,035,840
Credit Corp. Group Ltd. ..................... 471,571 3,677,974
Cromwell Property Group ................... 15,397,784 4,451,757
CSL Ltd. ............................... 3,463,449 312,612,828
Data#3 Ltd. ............................. 811,827 4,773,468
Deep Yellow Ltd.
(b)
........................ 6,975,094 9,343,816
Security Shares Value
a
Australia (continued)
Deterra Royalties Ltd. ...................... 3,317,483 $ 9,991,861
Develop Global Ltd.
(a) (b)
..................... 1,746,930 6,788,519
Dexus ................................ 7,648,120 34,501,830
Dexus Industria REIT ...................... 540,746 966,614
Dicker Data Ltd. .......................... 719,115 4,623,961
DigiCo Infrastructure REIT ................... 2,752,410 4,819,106
Domino's Pizza Enterprises Ltd. ............... 482,761 5,789,446
Downer EDI Ltd. ......................... 4,834,381 25,977,174
DroneShield Ltd.
(a) (b)
....................... 6,495,092 16,931,396
Dyno Nobel Ltd. .......................... 13,064,742 31,022,230
Eagers Automotive Ltd. ..................... 1,180,222 20,601,627
Elders Ltd. ............................. 1,462,586 7,579,970
Electro Optic Systems Holdings Ltd.
(a) (b)
.......... 1,153,799 7,641,043
Elevra Lithium Ltd.
(a) (b)
...................... 1,072,185 10,668,057
Emerald Resources NL
(b)
.................... 3,842,265 16,215,873
Endeavour Group Ltd. ..................... 10,668,960 25,829,557
Evolution Mining Ltd. ...................... 14,743,877 130,352,745
EVT Ltd. ............................... 725,215 6,342,213
Firefinch Ltd.
(a) (b) (c)
........................ 5,815,203 42
FireFly Metals Ltd.
(b)
....................... 4,767,929 6,883,374
Flight Centre Travel Group Ltd.
(a)
.............. 1,277,717 9,521,135
Fortescue Ltd. ........................... 12,084,028 174,167,940
Genesis Minerals Ltd.
(b)
..................... 7,684,499 33,111,736
Goodman Group ......................... 14,521,239 314,613,416
GPT Group (The) ......................... 13,814,900 47,645,449
GrainCorp Ltd. , Class A .................... 1,652,116 7,350,747
Growthpoint Properties Australia Ltd. ............ 938,337 1,485,086
Guzman y Gomez Ltd.
(a)
.................... 269,403 3,598,066
Hansen Technologies Ltd.
(a)
.................. 825,288 3,001,163
Harvey Norman Holdings Ltd. ................ 4,042,493 13,212,416
Helia Group Ltd. ......................... 2,615,156 10,177,158
HMC Capital Ltd. ......................... 1,985,119 3,598,326
HomeCo Daily Needs REIT .................. 12,059,667 11,092,117
HUB24 Ltd. ............................. 615,146 37,641,680
IDP Education Ltd. ........................ 2,103,990 5,055,799
IGO Ltd.
(b)
.............................. 4,841,478 26,639,229
Iluka Resources Ltd. ....................... 3,167,473 18,845,003
Imdex Ltd. ............................. 3,362,505 9,891,074
Ingenia Communities Group ................. 2,656,528 7,699,066
Inghams Group Ltd. ....................... 2,569,849 3,507,663
Insurance Australia Group Ltd. ................ 17,407,834 94,665,523
IperionX Ltd.
(a) (b)
.......................... 2,160,683 6,590,725
IPH Ltd. ............................... 1,942,148 5,104,872
IRESS Ltd. ............................. 1,330,928 6,551,991
JB Hi-Fi Ltd. ............................ 794,584 44,375,057
Judo Capital Holdings Ltd.
(b)
.................. 6,395,080 6,647,869
Karoon Energy Ltd. ....................... 5,893,215 9,290,162
Kelsian Group Ltd. ........................ 1,168,115 3,229,381
Kingsgate Consolidated Ltd. ................. 1,541,229 7,031,604
L1 Group Ltd.
(a)
.......................... 2,849,363 2,310,560
Lendlease Corp. Ltd. ...................... 4,578,634 11,168,094
Leo Lithium Ltd.
(a) (b) (c)
...................... 5,416,655 39
Liontown Ltd.
(b)
.......................... 13,770,049 24,109,874
Lottery Corp. Ltd. (The) ..................... 15,939,809 63,808,781
Lovisa Holdings Ltd. ....................... 480,225 8,313,853
Lynas Rare Earths Ltd.
(b)
.................... 6,493,452 92,117,218
MA Financial Group Ltd.
(a)
................... 540,644 2,740,227
Maas Group Holdings Ltd.
(a)
.................. 726,063 2,320,221
Macmahon Holdings Ltd. .................... 8,338,634 4,382,483
Macquarie Group Ltd. ...................... 2,585,684 444,200,324
Macquarie Technology Group Ltd.
(a) (b)
........... 24,528 1,243,225
Magellan Financial Group Ltd. ................ 1,254,178 9,298,831
McMillan Shakespeare Ltd.
(a)
................. 570,008 6,518,253
Medibank Pvt Ltd. ........................ 20,042,719 68,151,871

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Australia (continued)
Megaport Ltd.
(a) (b)
......................... 1,232,146 $ 8,344,999
Mesoblast Ltd.
(a) (b)
........................ 6,797,083 10,624,828
Metcash Ltd. ............................ 7,835,182 15,428,760
Mineral Resources Ltd.
(b)
.................... 1,282,775 60,380,628
Mirvac Group ........................... 28,162,587 34,793,350
Monadelphous Group Ltd. ................... 736,164 14,951,972
Myer Holdings Ltd.
(a)
....................... 3,749,199 701,801
Nanosonics Ltd.
(a) (b)
....................... 1,798,380 4,508,154
National Australia Bank Ltd. .................. 21,876,811 632,846,383
Netwealth Group Ltd. ...................... 928,362 15,944,083
Neuren Pharmaceuticals Ltd.
(a) (b)
............... 852,370 7,750,333
New Hope Corp. Ltd. ...................... 3,926,634 15,491,855
NEXTDC Ltd.
(a) (b)
......................... 5,575,310 57,871,408
nib holdings Ltd. ......................... 3,520,576 17,002,195
Nick Scali Ltd. ........................... 534,476 5,825,447
Nickel Industries Ltd.
(b)
..................... 14,201,244 10,770,786
Nine Entertainment Co. Holdings Ltd. ........... 10,751,747 7,439,687
Northern Star Resources Ltd. ................. 9,808,777 150,351,193
NRW Holdings Ltd. ....................... 2,960,689 13,201,044
Nufarm Ltd.
(b)
........................... 2,275,350 4,038,392
Objective Corp. Ltd.
(a)
...................... 41,391 344,794
Ora Banda Mining Ltd.
(b)
.................... 9,373,591 9,164,347
Orica Ltd. .............................. 3,452,705 52,662,442
Origin Energy Ltd. ........................ 12,303,652 107,584,468
Orora Ltd. .............................. 10,022,875 9,568,966
Paladin Energy Ltd.
(b)
...................... 3,192,145 27,214,545
Pantoro Gold Ltd.
(b)
....................... 2,367,338 5,660,108
Perenti Ltd. ............................. 5,419,641 7,335,423
Perpetual Ltd. ........................... 796,276 9,623,588
Perseus Mining Ltd. ....................... 10,383,351 41,613,233
PEXA Group Ltd.
(a) (b)
....................... 1,045,986 9,504,216
Pinnacle Investment Management Group Ltd. ...... 1,268,687 13,854,108
PLS Group Ltd.
(b)
......................... 22,921,590 101,987,624
PolyNovo Ltd.
(a) (b)
......................... 4,566,921 3,331,531
Predictive Discovery Ltd.
(b)
................... 22,363,670 15,061,377
Premier Investments Ltd. ................... 775,724 6,967,731
Pro Medicus Ltd. ......................... 412,112 40,447,805
PWR Holdings Ltd. ........................ 594,862 3,741,723
Qantas Airways Ltd. ....................... 5,403,955 33,041,890
QBE Insurance Group Ltd. .................. 10,683,990 173,057,829
Qube Holdings Ltd. ....................... 11,505,296 41,892,184
Ramelius Resources Ltd. ................... 13,592,183 33,735,437
Ramsay Health Care Ltd. ................... 1,375,923 38,920,757
REA Group Ltd. .......................... 380,229 47,074,201
Reece Ltd.
(a)
............................ 1,519,670 15,150,093
Region Group ........................... 8,642,530 14,452,300
Regis Healthcare Ltd. ...................... 1,381,949 6,596,415
Regis Resources Ltd. ...................... 5,612,718 28,779,471
Reliance Worldwide Corp. Ltd. ................ 6,009,223 14,250,765
Resolute Mining Ltd.
(b)
..................... 14,609,277 12,501,538
Rio Tinto Ltd. ........................... 2,649,595 324,547,710
Sandfire Resources Ltd.
(b)
................... 3,610,852 43,624,875
Santos Ltd. ............................. 23,062,479 132,871,998
Scentre Group ........................... 36,734,605 98,712,894
SEEK Ltd. ............................. 2,579,942 25,898,934
Service Stream Ltd. ....................... 2,789,591 3,932,904
SGH Ltd. .............................. 1,460,441 41,363,761
Sigma Healthcare Ltd. ..................... 36,947,432 74,696,372
Silex Systems Ltd.
(b)
....................... 1,644,557 6,792,457
Sims Ltd. .............................. 1,193,346 18,035,127
SiteMinder Ltd.
(b)
......................... 1,715,014 3,845,255
SmartGroup Corp. Ltd. ..................... 809,131 5,277,188
Sonic Healthcare Ltd. ...................... 3,314,886 47,431,459
South32 Ltd. ............................ 31,918,708 94,592,598
Security Shares Value
a
Australia (continued)
SRG Global Ltd. ......................... 3,053,515 $ 6,378,094
Stanmore Resources Ltd. ................... 2,288,067 3,881,498
Steadfast Group Ltd. ...................... 7,553,176 23,232,294
Stockland .............................. 17,141,336 50,270,365
Suncorp Group Ltd. ....................... 7,796,396 97,021,288
Super Retail Group Ltd. .................... 1,157,096 9,949,321
Superloop Ltd.
(b)
......................... 2,896,248 7,073,279
Tabcorp Holdings Ltd. ...................... 15,446,746 12,695,898
Technology One Ltd. ...................... 2,158,689 44,480,947
Telix Pharmaceuticals Ltd.
(a) (b)
................ 2,042,285 22,462,113
Telstra Group Ltd. ........................ 27,890,838 107,115,385
Temple & Webster Group Ltd.
(b)
............... 727,444 3,027,105
Transurban Group ........................ 22,089,489 223,871,644
Treasury Wine Estates Ltd.
(a)
................. 5,923,986 18,619,382
Tuas Ltd.
(b)
............................. 2,199,328 9,462,854
Vault Minerals Ltd. ........................ 7,656,793 25,545,037
Ventia Services Group Pty Ltd. ................ 6,275,423 24,158,375
Vicinity Ltd. ............................. 27,312,142 49,666,420
Virgin Australia Holdings Ltd.
(a) (b)
............... 813,977 1,271,670
Viva Energy Group Ltd.
(d)
................... 7,981,961 14,136,671
Vulcan Energy Resources Ltd.
(a) (b)
.............. 2,488,507 7,085,957
Vulcan Steel Ltd.
(a)
........................ 545,766 2,033,111
WA1 Resources Ltd.
(b)
..................... 337,257 3,612,605
Washington H Soul Pattinson & Co. Ltd. ......... 2,298,872 70,101,677
Waypoint REIT Ltd. ....................... 4,675,221 8,343,211
WEB Travel Group Ltd.
(b)
.................... 2,832,602 5,476,285
Wesfarmers Ltd. ......................... 8,081,646 429,316,007
West African Resources Ltd.
(b)
................ 7,821,715 17,031,115
Westgold Resources Ltd. ................... 6,745,990 26,789,616
Westpac Banking Corp. .................... 24,324,411 680,515,871
Whitehaven Coal Ltd. ...................... 5,951,331 36,366,384
WiseTech Global Ltd. ...................... 1,433,831 45,159,266
Woodside Energy Group Ltd. ................. 13,922,472 332,853,454
Woolworths Group Ltd. ..................... 8,709,205 216,253,844
Worley Ltd. ............................. 3,557,191 30,471,690
Xero Ltd.
(b)
............................. 1,234,717 72,512,722
Yancoal Australia Ltd. ....................... 2,814,794 15,482,547
Zip Co. Ltd.
(a) (b)
.......................... 9,702,560 17,494,555
13,059,214,724
a
Austria  —  0 .4%
ANDRITZ AG ........................... 490,808 41,704,257
AT&S Austria Technologie & Systemtechnik AG
(a) (b)
.. 171,360 18,982,171
BAWAG Group AG
(d)
....................... 565,182 96,787,848
CA Immobilien Anlagen AG .................. 339,709 10,844,623
CPI Europe AG
(a) (b)
........................ 296,728 5,432,774
DO & CO AG ........................... 53,726 10,908,602
Erste Group Bank AG ...................... 2,189,184 241,896,072
EVN AG ............................... 260,887 8,864,403
Lenzing AG
(a) (b)
.......................... 148,582 4,066,796
Oesterreichische Post AG ................... 238,549 8,979,854
OMV AG .............................. 1,019,496 71,966,311
Palfinger AG ............................ 38,258 1,571,552
Porr AG ............................... 58,374 2,671,915
Raiffeisen Bank International AG .............. 946,475 51,626,067
UNIQA Insurance Group AG ................. 975,856 18,724,684
Verbund AG ............................ 488,591 36,865,770
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 296,256 22,306,745
voestalpine AG .......................... 761,723 39,383,353
Wienerberger AG ......................... 807,042 23,399,542
716,983,339
a

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Belgium  —  1 .2%
Ackermans & van Haaren N.V. ................ 167,303 $ 55,178,642
Aedifica SA ............................. 645,985 54,457,406
Ageas SA/N.V. .......................... 1,069,042 83,775,082
Anheuser-Busch InBev SA/N.V. ............... 7,053,364 532,963,288
Argenx SE
(b)
............................ 441,512 346,245,941
Azelis Group N.V. ........................ 1,581,381 20,952,495
Barco N.V. ............................. 508,473 5,691,371
Bekaert SA ............................. 285,585 14,102,495
CMB Tech N.V. .......................... 798,544 10,980,874
Colruyt Group N.V.
(a)
....................... 333,737 12,863,110
Deme Group N.V. ........................ 56,076 12,796,307
D'ieteren Group .......................... 156,110 32,258,773
Elia Group SA/N.V.
(b)
...................... 320,757 53,194,572
Fagron ................................ 556,441 15,697,161
Financiere de Tubize SA .................... 117,574 27,075,152
Galapagos N.V.
(a) (b)
........................ 316,484 8,886,388
Gimv N.V. .............................. 31,216 1,758,946
Groupe Bruxelles Lambert N.V. ............... 624,336 58,323,028
KBC Ancora ............................ 314,135 28,675,256
KBC Group N.V. ......................... 1,649,282 219,516,007
Kinepolis Group N.V. ...................... 116,918 4,202,159
Lotus Bakeries N.V. ....................... 2,844 34,237,228
Melexis N.V. ............................ 150,984 12,705,983
Montea N.V. ............................ 118,531 9,794,155
Ontex Group N.V.
(a) (b)
...................... 488,548 1,668,548
Proximus SADP .......................... 961,744 7,348,166
Recticel SA
(a)
........................... 177,570 2,106,646
Retail Estates N.V. ........................ 73,491 5,859,298
Shurgard Self Storage Ltd. .................. 192,424 5,918,900
Sofina SA .............................. 118,147 30,251,277
Solvay SA .............................. 543,158 17,736,135
Syensqo SA ............................ 527,289 34,979,923
Tessenderlo Group SA
(a)
.................... 254,263 6,379,311
UCB SA ............................... 901,963 245,596,663
Umicore SA ............................ 1,399,987 28,315,078
Vastned N.V. ............................ 142,222 5,057,640
VGP N.V. .............................. 95,936 9,849,068
Warehouses De Pauw CVA .................. 1,442,813 37,923,194
Xior Student Housing N.V. ................... 230,106 7,459,494
2,102,781,160
a
Bermuda  —  0 .0%
AutoStore Holdings Ltd.
(b) (d)
.................. 9,025,374 11,570,268
Conduit Holdings Ltd. ...................... 1,132,873 6,805,973
18,376,241
a
China  —  0 .0%
HBM Holdings Ltd.
(a) (b) (d)
.................... 4,056,000 6,744,068
Mobvista, Inc.
(b) (d)
......................... 4,044,000 8,456,177
United Energy Group Ltd.
(a)
.................. 90,178,000 5,525,634
Wharf Holdings Ltd. (The) ................... 7,646,407 25,251,315
45,977,194
a
Denmark  —  1 .7%
AL Sydbank ............................ 460,150 39,245,111
ALK-Abello A.S. .......................... 985,172 36,900,233
Alm Brand A.S. .......................... 6,235,935 14,553,763
Ambu A.S. , Class B
(a)
...................... 1,383,503 13,714,494
AP Moller - Maersk A.S. , Class A .............. 19,212 45,079,396
AP Moller - Maersk A.S. , Class B , NVS
(a)
......... 29,634 70,208,632
Bavarian Nordic A.S.
(b)
..................... 573,851 16,891,178
Carlsberg A.S. , Class B .................... 663,035 89,784,091
Chemometec A.S. ........................ 119,383 6,019,542
Coloplast A.S. , Class B ..................... 887,912 54,849,573
D/S Norden A.S. ......................... 163,952 7,758,251
Security Shares Value
a
Denmark (continued)
Danske Bank A.S. ........................ 4,706,182 $ 241,937,682
Demant A.S.
(a) (b)
.......................... 649,627 20,601,991
Dfds A.S.
(b)
............................. 251,122 5,393,866
DSV A.S. .............................. 1,454,940 357,827,654
FLSmidth & Co. A.S. ...................... 320,199 23,781,872
Genmab A.S.
(b)
.......................... 434,767 115,116,060
GN Store Nord A.S.
(a) (b)
..................... 989,643 14,885,777
Gubra A.S.
(a)
............................ 39,148 1,956,913
H Lundbeck A.S. ......................... 1,927,681 12,959,028
ISS A.S. ............................... 1,026,611 37,660,823
Jyske Bank A.S. , Registered ................. 302,581 42,123,535
Matas A.S.
(a)
............................ 360,417 5,729,765
Netcompany Group A.S.
(a) (b) (d)
................. 311,296 17,782,850
NKT A.S.
(b)
............................. 385,016 56,871,608
Novo Nordisk A.S. , Class B .................. 22,972,693 977,164,933
Novonesis Novozymes B ................... 2,484,798 152,680,243
NTG Nordic Transport Group A.S.
(a) (b)
........... 74,021 2,164,659
Orsted A.S.
(b) (d)
.......................... 3,771,935 100,874,708
Pandora A.S. ........................... 564,351 42,946,520
Per Aarsleff Holding A.S. .................... 165,299 19,251,367
Ringkjoebing Landbobank A.S. ................ 200,027 49,979,011
ROCKWOOL A.S. , Class B .................. 692,194 20,150,102
Royal Unibrew A.S. ....................... 353,931 23,670,286
Scandinavian Tobacco Group A.S. , Class A
(d)
...... 433,169 4,585,347
Schouw & Co A.S. ........................ 97,035 10,004,021
TORM PLC , Class A ....................... 405,982 13,020,193
Tryg A.S. .............................. 2,296,962 55,192,744
Vestas Wind Systems A.S. .................. 7,201,075 221,428,681
Zealand Pharma A.S.
(b)
..................... 461,980 21,849,892
3,064,596,395
a
Finland  —  1 .0%
Bittium OYJ
(a)
........................... 188,344 7,034,112
Elisa OYJ .............................. 1,024,943 49,779,354
Finnair OYJ
(b)
........................... 284,689 1,071,509
Fortum OYJ ............................ 3,194,656 80,483,188
Harvia OYJ ............................. 12,052 502,141
Hiab OYJ .............................. 285,877 16,994,060
Huhtamaki OYJ .......................... 736,364 23,566,329
Kalmar OYJ , Class B ...................... 286,904 15,385,779
Kemira OYJ ............................ 839,601 17,410,214
Kempower OYJ
(a) (b)
........................ 128,817 2,168,500
Kesko OYJ , Class B ....................... 2,003,386 49,282,689
Kone OYJ , Class B ....................... 2,459,261 156,438,051
Konecranes OYJ ......................... 1,450,897 47,651,800
Lumo Kodit OYJ ......................... 1,123,065 10,696,259
Mandatum OYJ .......................... 3,098,626 24,782,357
Marimekko OYJ .......................... 72,326 842,063
Metsa Board OYJ , Class B
(a) (b)
................ 1,379,854 4,617,266
Metso OYJ ............................. 4,748,691 82,030,398
Neste OYJ ............................. 3,002,129 103,701,804
Nokia OYJ ............................. 37,708,347 479,143,504
Nokian Renkaat OYJ
(a)
..................... 907,776 11,168,161
Orion OYJ , Class B ....................... 792,750 64,044,950
Outokumpu OYJ ......................... 2,611,446 17,565,692
Puuilo OYJ ............................. 257,585 3,930,089
QT Group OYJ
(a) (b)
........................ 136,207 3,079,106
Revenio Group OYJ
(b)
...................... 141,917 2,315,196
Sampo OYJ , Class A ...................... 17,217,511 178,911,201
Stora Enso OYJ , Class R ................... 4,192,831 46,685,365
Tieto OYJ .............................. 746,414 16,675,585
Tokmanni Group Corp.
(a)
.................... 275,809 2,463,381
UPM-Kymmene OYJ ...................... 3,797,280 113,777,281
Valmet OYJ ............................ 1,067,055 27,862,140
Wartsila OYJ Abp ......................... 3,571,590 149,996,655

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Finland (continued)
YIT OYJ
(b)
.............................. 1,267,903 $ 3,757,387
1,815,813,566
a
France  —  9 .1%
Accor SA .............................. 1,324,059 65,525,999
Aeroports de Paris SA ..................... 260,611 31,644,331
Air France-KLM , NVS
(b)
..................... 881,113 9,379,377
Air Liquide SA ........................... 4,135,753 889,766,560
Airbus SE .............................. 4,226,139 871,258,124
Alstom SA
(a) (b)
........................... 2,470,703 49,647,016
Altarea SCA ............................ 21,773 2,861,680
Alten SA ............................... 209,092 13,929,976
Amundi SA
(d)
............................ 423,666 40,949,964
Antin Infrastructure Partners SA ............... 228,922 2,843,631
APERAM SA ............................ 344,109 18,406,954
ArcelorMittal SA .......................... 3,034,287 176,156,112
Arkema SA ............................. 400,994 29,266,116
Assystem SA ........................... 44,534 2,399,070
Aubay ................................ 3,120 183,064
AXA SA ............................... 11,930,788 575,127,000
Ayvens SA
(d)
............................ 2,479,597 33,554,542
Beneteau SACA ......................... 209,982 1,689,818
BioMerieux ............................. 300,749 25,378,692
BNP Paribas SA ......................... 7,168,195 752,814,210
Bollore SE ............................. 4,886,921 30,858,672
Bouygues SA ........................... 1,381,582 81,706,415
Bureau Veritas SA ........................ 2,405,471 73,711,644
Canal+ SA
(b)
............................ 4,911,663 15,332,050
Capgemini SE ........................... 1,093,867 133,032,069
Carmila SA ............................. 420,291 8,394,544
Carrefour SA ............................ 4,138,850 82,335,642
Cie de Saint-Gobain SA .................... 3,170,637 290,493,064
Cie des Alpes ........................... 21,226 551,798
Cie Generale des Etablissements Michelin SCA .... 4,666,801 169,059,597
Coface SA ............................. 790,946 14,667,175
Covivio SA ............................. 374,500 24,768,654
Credit Agricole SA ........................ 7,498,727 146,465,948
Danone SA ............................. 4,609,979 361,182,738
Dassault Aviation SA ...................... 141,035 49,319,622
Dassault Systemes SE ..................... 4,786,807 107,864,029
Derichebourg SA ......................... 854,694 9,105,572
Edenred SE ............................ 1,719,220 43,056,227
Eiffage SA ............................. 492,161 79,350,292
Elior Group SA
(d)
......................... 868,105 2,694,746
Elis SA ................................ 1,242,187 38,383,831
Emeis SA
(b)
............................. 519,969 8,787,994
Engie SA .............................. 12,977,390 427,767,633
Equasens .............................. 34,130 1,505,891
Eramet SA
(a)
............................ 63,436 4,376,419
EssilorLuxottica SA ....................... 2,145,813 454,203,235
Etablissements Maurel et Prom SA ............. 441,927 5,159,946
Eurazeo SE ............................ 271,961 14,843,438
Eurofins Scientific SE ...................... 860,193 59,794,040
Euronext N.V.
(d)
.......................... 572,682 95,861,920
Eutelsat Communications SACA
(a) (b)
............ 2,443,533 7,797,689
Exail Technologies SA , NVS
(a) (b)
............... 72,276 10,484,581
Exosens SAS ........................... 218,429 16,680,383
FDJ UNITED ............................ 776,815 21,103,792
Fnac Darty SA ........................... 128,812 5,336,660
Forvia SE
(b)
............................. 1,148,800 13,542,650
Gaztransport Et Technigaz SA ................ 261,564 63,636,981
Gecina SA ............................. 321,518 27,182,485
Getlink SE ............................. 2,358,989 52,797,711
Hermes International SCA ................... 226,330 432,992,153
ICADE
(b)
............................... 220,258 5,302,610
Security Shares Value
a
France (continued)
ID Logistics Group SACA
(b)
.................. 20,490 $ 8,701,689
Imerys SA .............................. 254,524 6,662,140
Interparfums SA .......................... 169,848 4,725,801
Ipsen SA .............................. 266,010 52,244,813
IPSOS SA ............................. 260,156 11,033,154
JCDecaux SE ........................... 459,713 10,225,479
Kaufman & Broad SA ...................... 99,599 3,235,664
Kering SA .............................. 530,139 145,848,294
Klepierre SA ............................ 1,555,497 63,022,829
Legrand SA ............................ 1,867,768 334,635,702
LISI SA ............................... 142,871 10,458,899
L'Oreal SA ............................. 1,711,431 737,094,392
Louis Hachette Group , NVS .................. 5,006,724 9,732,930
LVMH Moet Hennessy Louis Vuitton SE .......... 1,774,959 948,199,387
Medincell SA , NVS
(a) (b)
..................... 78,884 2,284,928
Mercialys SA ............................ 677,793 9,927,069
Mersen SA ............................. 200,541 7,545,588
Metropole Television SA .................... 267,220 4,081,317
Nanobiotix SA
(b)
.......................... 199,152 6,728,125
Nexans SA ............................. 258,406 48,232,460
Nexity SA
(a) (b)
............................ 355,528 3,529,251
Opmobility ............................. 451,941 7,636,456
Orange SA ............................. 13,032,618 271,369,655
Pernod Ricard SA ........................ 1,431,166 106,395,555
Peugeot Invest SA ........................ 44,863 3,400,807
Pierre Et Vacances SA , NVS
(b)
................ 914,062 1,996,273
Pluxee N.V. , NVS
(a)
....................... 640,812 9,105,708
Publicis Groupe SA ....................... 1,626,193 151,947,056
Quadient SA
(a)
........................... 277,310 3,792,104
Remy Cointreau SA
(a)
...................... 161,326 7,605,044
Renault SA ............................. 1,354,817 47,593,641
Rexel SA .............................. 1,559,913 65,973,802
Rubis SCA ............................. 633,647 26,115,416
Safran SA .............................. 2,533,926 813,675,414
Sanofi SA .............................. 7,827,145 732,436,453
Sartorius Stedim Biotech .................... 206,181 38,104,624
Schneider Electric SE ...................... 3,909,558 1,244,055,509
SCOR SE .............................. 1,119,945 41,788,270
SEB SA ............................... 182,505 11,200,561
Seche Environnement SACA , NVS
(a)
............ 15,676 1,534,783
SES SA ............................... 2,468,570 20,367,572
Societe BIC SA .......................... 165,997 11,449,009
Societe Generale SA ...................... 4,908,154 395,106,463
Sodexo SA
(a)
............................ 631,581 32,124,422
SOITEC
(b)
.............................. 196,823 29,611,592
Sopra Steria Group ....................... 109,978 17,160,227
SPIE SA ............................... 1,045,933 60,687,745
STMicroelectronics N.V. .................... 4,801,447 261,563,560
Technip Energies N.V. ..................... 1,009,574 47,760,464
Teleperformance SE ....................... 387,130 26,219,978
Television Francaise 1 SA ................... 475,834 3,784,969
Thales SA .............................. 659,427 181,169,061
Tikehau Capital SCA ...................... 185,033 3,837,253
TotalEnergies SE ......................... 14,124,789 1,313,231,564
Trigano SA ............................. 73,836 13,578,431
Ubisoft Entertainment SA
(a) (b)
................. 781,354 4,558,268
Unibail-Rodamco-Westfield .................. 866,462 105,194,928
Valeo SE .............................. 1,582,510 19,919,598
Vallourec SACA .......................... 1,211,126 36,493,237
Valneva SE
(a) (b)
.......................... 919,433 2,511,350
Veolia Environnement SA ................... 4,549,839 192,408,887
Vicat SACA ............................. 106,149 7,495,625
Vinci SA ............................... 3,508,959 530,632,634
Virbac SACA ............................ 34,760 15,183,003

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
France (continued)
Viridien
(b)
.............................. 50,481 $ 8,586,090
Vivendi SE ............................. 4,991,083 11,651,641
Voltalia SA , Registered
(a) (b)
................... 210,062 1,745,630
Vusion
(a)
............................... 61,150 8,722,281
Wavestone
(a)
............................ 53,897 2,908,586
Wendel SE ............................. 169,771 16,823,249
Worldline SA
(a) (b) (d)
........................ 11,452,118 3,378,268
X-Fab Silicon Foundries SE
(b) (d)
............... 344,917 2,561,207
16,486,578,610
a
Germany  —  8 .0%
Adesso SE ............................. 22,047 1,508,539
adidas AG ............................. 1,224,303 211,874,878
AIXTRON SE
(a)
.......................... 823,295 45,490,220
Allianz SE , Registered ..................... 2,713,873 1,239,513,587
Alzchem Group AG ....................... 41,748 8,116,350
Aroundtown SA
(b)
......................... 5,667,942 16,387,730
Atoss Software SE ........................ 66,858 6,214,655
Aumovio SE
(b)
........................... 414,998 17,997,836
Aurubis AG ............................. 180,039 38,742,555
Auto1 Group SE
(b)
........................ 958,527 20,473,646
BASF SE .............................. 6,361,842 408,026,655
Bayer AG , Registered ...................... 6,979,934 312,964,166
Bayerische Motoren Werke AG ............... 1,964,653 179,791,591
Bechtle AG ............................. 588,894 20,042,608
Befesa SA
(d)
............................ 261,851 10,037,288
Beiersdorf AG
(a)
.......................... 689,464 57,156,322
Bilfinger SE
(a)
........................... 257,946 29,749,139
Brenntag SE ............................ 873,409 63,605,930
CANCOM SE
(a)
.......................... 245,951 7,149,730
Carl Zeiss Meditec AG , Bearer ................ 281,978 8,781,653
CECONOMY AG
(b)
........................ 1,117,171 5,742,913
Cewe Stiftung & Co. KGAA
(a)
................. 59,120 6,550,804
Commerzbank AG ........................ 5,555,102 229,613,894
Continental AG .......................... 783,039 59,247,115
CTS Eventim AG & Co. KGaA
(a)
............... 450,402 29,728,197
Daimler Truck Holding AG ................... 3,274,325 165,150,054
Delivery Hero SE
(b) (d)
....................... 1,387,487 33,768,900
Dermapharm Holding SE
(a)
.................. 129,048 7,020,039
Deutsche Bank AG , Registered ............... 12,940,452 402,047,276
Deutsche Boerse AG ...................... 1,346,709 413,167,245
Deutsche Lufthansa AG , Registered
(a)
........... 4,238,215 36,314,894
Deutsche Pfandbriefbank AG
(a) (d)
............... 910,465 3,472,897
Deutsche Post AG ........................ 6,540,853 387,311,427
Deutsche Telekom AG , Registered ............. 26,230,783 847,271,009
Deutz AG .............................. 1,035,996 12,114,371
Duerr AG .............................. 377,076 9,357,028
E.ON SE .............................. 15,929,473 353,160,281
Eckert & Ziegler SE ....................... 324,144 5,812,351
Elmos Semiconductor SE ................... 54,740 11,840,241
Energiekontor AG
(a)
....................... 39,248 1,876,030
Evonik Industries AG ...................... 1,821,695 37,678,458
Evotec SE
(a) (b)
........................... 1,077,825 6,670,846
Fielmann Group AG ....................... 185,924 9,280,828
flatexDEGIRO SE ........................ 628,204 22,476,957
Fraport AG Frankfurt Airport Services Worldwide
(a) (b)
.. 260,603 21,383,207
Freenet AG ............................. 861,017 27,423,215
Fresenius Medical Care AG
(a)
................. 1,568,776 70,984,690
Fresenius SE & Co. KGaA ................... 3,001,989 145,385,002
Friedrich Vorwerk Group SE ................. 49,890 4,279,478
GEA Group AG .......................... 1,095,291 74,897,734
Gerresheimer AG
(a)
....................... 257,370 7,412,607
GFT Technologies SE
(a)
..................... 127,181 2,773,395
Grand City Properties SA
(b)
.................. 386,655 4,351,884
GRENKE AG ........................... 179,699 2,686,885
Security Shares Value
a
Germany (continued)
Hannover Rueck SE ....................... 431,726 $ 130,447,253
Heidelberg Materials AG .................... 954,951 210,703,349
HelloFresh SE
(a) (b)
........................ 1,114,869 6,054,435
Henkel AG & Co. KGaA .................... 680,802 46,918,053
Hensoldt AG
(a)
........................... 459,989 41,506,602
HOCHTIEF AG .......................... 104,625 56,270,353
Hornbach Holding AG & Co. KGaA ............. 66,247 6,298,372
HUGO BOSS AG
(a)
........................ 317,267 13,454,232
Hypoport SE
(a) (b)
.......................... 33,490 3,234,716
Indus Holding AG ......................... 126,874 4,449,772
Infineon Technologies AG ................... 9,292,787 624,988,667
IONOS Group SE
(a) (b)
...................... 363,437 11,187,179
Jenoptik AG ............................ 388,562 15,291,474
JOST Werke SE
(d)
........................ 54,221 3,296,369
K+S AG , Registered ....................... 1,282,312 23,990,498
KION Group AG .......................... 520,095 27,144,485
Kloeckner & Co. SE
(a) (b)
..................... 352,095 4,917,511
Knorr-Bremse AG ........................ 520,120 60,663,119
Kontron AG
(a)
........................... 320,677 8,040,353
Krones AG ............................. 110,163 15,943,464
KWS Saat SE & Co KGaA ................... 81,208 7,319,788
LANXESS AG
(a)
.......................... 607,365 12,943,145
LEG Immobilien SE ....................... 540,623 37,934,793
MBB SE ............................... 2,384 555,764
Mercedes-Benz Group AG ................... 5,174,618 301,629,020
Merck KGaA ............................ 920,485 119,190,889
MTU Aero Engines AG ..................... 382,880 131,311,109
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 932,032 557,515,229
Mutares SE & Co. KGaA
(a)
................... 84,158 2,437,735
Nagarro SE
(a)
........................... 57,806 2,937,269
Nemetschek SE .......................... 416,326 30,214,466
Nordex SE
(b)
............................ 950,061 54,174,774
Norma Group SE
(a)
........................ 244,795 4,223,363
PATRIZIA SE ........................... 391,196 3,439,284
Pfisterer Holding SE
(b)
...................... 46,281 5,634,610
PNE AG
(a)
.............................. 200,281 2,221,314
ProSiebenSat.1 Media SE
(a)
.................. 416,719 1,979,804
Puma SE .............................. 749,413 22,942,457
QIAGEN N.V. ........................... 1,496,624 51,052,151
Rational AG ............................ 36,812 26,916,792
Redcare Pharmacy N.V.
(a) (b) (d)
................. 115,562 6,543,012
RENK Group AG ......................... 606,130 38,522,604
Rheinmetall AG .......................... 327,951 523,019,452
RTL Group SA
(a)
......................... 325,801 12,522,822
RWE AG .............................. 4,494,500 327,255,760
SAF-Holland SE
(a)
........................ 296,055 6,110,334
Salzgitter AG ............................ 191,638 10,840,097
SAP SE ............................... 7,442,338 1,249,516,913
Schaeffler AG ........................... 1,478,628 14,058,335
Schott Pharma AG & Co. KGaA ............... 249,856 4,369,653
Scout24 SE
(d)
........................... 545,554 45,424,080
Secunet Security Networks AG
(a)
.............. 10,173 2,186,880
Siemens AG , Registered .................... 5,421,912 1,611,181,126
Siemens Energy AG ....................... 5,522,338 1,170,303,616
Siemens Healthineers AG
(d)
.................. 2,408,592 98,762,293
Siltronic AG
(a)
........................... 122,882 11,513,379
Sixt SE ............................... 109,226 8,740,187
SMA Solar Technology AG
(b)
................. 124,827 7,998,372
Stabilus SE ............................. 176,286 3,572,599
Stroeer SE & Co. KGaA .................... 253,008 11,048,340
Suedzucker AG
(a)
......................... 512,348 7,452,747
SUSS MicroTec SE ....................... 136,084 12,182,753
Symrise AG ............................ 947,661 83,830,702

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Germany (continued)
TAG Immobilien AG ....................... 1,380,193 $ 24,069,077
Talanx AG .............................. 461,306 60,126,731
TeamViewer SE
(a) (b) (d)
...................... 1,172,341 6,550,296
thyssenkrupp AG ......................... 3,604,014 42,891,717
Tkms AG& Co. KGaA
(b)
..................... 190,631 19,601,156
United Internet AG , Registered ................ 621,018 19,510,714
Verbio SE
(b)
............................. 170,461 7,550,321
Vonovia SE ............................. 5,473,164 147,464,516
Vossloh AG
(a)
........................... 83,778 7,438,579
Wacker Chemie AG ....................... 136,624 14,992,450
Wacker Neuson SE ....................... 250,344 5,651,748
Zalando SE
(b) (d)
.......................... 1,601,911 39,567,034
14,515,621,637
a
Greece  —  0 .0%
Metlen Energy & Metals PLC
(a) (b)
............... 739,798 31,265,565
a
Hong Kong  —  2 .0%
AIA Group Ltd. .......................... 74,956,600 822,985,492
ASMPT Ltd. ............................ 2,313,700 48,465,912
Bank of East Asia Ltd. (The) ................. 7,074,800 12,356,083
BOC Hong Kong Holdings Ltd. ................ 27,094,500 155,866,027
Bright Smart Securities & Commodities Group Ltd.
(a) (b)
6,062,000 9,622,190
Brightoil Petroleum Holdings Ltd.
(a) (b) (c)
........... 6,240,000 8
Champion REIT .......................... 12,822,000 3,828,426
Chow Sang Sang Holdings International Ltd. ...... 983,000 1,474,482
CITIC Telecom International Holdings Ltd. ........ 15,697,000 5,571,176
CK Asset Holdings Ltd. ..................... 14,103,516 88,842,924
CK Hutchison Holdings Ltd. .................. 19,745,516 164,878,152
CK Infrastructure Holdings Ltd. ................ 4,738,500 39,891,356
CK Life Sciences Int'l Holdings, Inc.
(a) (b)
.......... 20,150,000 1,858,029
CLP Holdings Ltd. ........................ 12,080,500 116,156,112
Comba Telecom Systems Holdings Ltd. .......... 7,736,000 1,507,295
Cowell e Holdings, Inc.
(a) (b)
................... 2,405,000 9,738,825
Crystal International Group Ltd.
(d)
.............. 1,307,500 1,109,747
CTF Services Ltd. ........................ 10,965,282 11,381,469
Dah Sing Banking Group Ltd. ................. 3,792,400 6,103,224
Dah Sing Financial Holdings Ltd. .............. 1,006,800 5,298,474
Deep Source Holdings Ltd.
(b)
................. 28,730,000 2,933,835
Envision Greenwise Holdings Ltd.
(a) (b)
........... 8,746,000 3,455,398
First Pacific Co. Ltd. ....................... 17,320,250 12,151,816
Fortune REIT ........................... 9,988,000 6,212,239
Futu Holdings Ltd. , ADR .................... 409,419 63,259,330
FWD Group Holdings Ltd.
(a) (b)
................. 1,332,800 5,165,472
Galaxy Entertainment Group Ltd. .............. 14,791,000 63,104,298
Guotai Junan International Holdings Ltd.
(a)
........ 23,907,000 7,406,570
Hang Lung Group Ltd. ..................... 685,000 1,414,165
Hang Lung Properties Ltd. ................... 15,366,000 18,065,109
Health & Happiness H&H International Holdings Ltd. . 1,432,000 2,624,322
Henderson Land Development Co. Ltd. .......... 10,737,570 42,443,370
HKT Trust & HKT Ltd. , Class SS ............... 28,216,200 45,771,040
Hong Kong & China Gas Co. Ltd. .............. 83,733,864 77,520,400
Hong Kong Exchanges & Clearing Ltd. .......... 7,673,400 408,706,032
Hongkong Land Holdings Ltd. ................ 7,963,300 62,958,108
Hsin Chong Group Holdings Ltd.
(b) (c)
............ 7,490,000 10
Hysan Development Co. Ltd. ................. 3,879,000 9,723,870
Impro Precision Industries Ltd.
(d)
............... 3,654,000 4,867,038
Jardine Matheson Holdings Ltd. ............... 1,177,300 80,259,233
Jiaxin International Resources Investment Ltd.
(a) (b)
... 686,400 7,267,016
Johnson Electric Holdings Ltd. ................ 2,965,750 8,048,432
JS Global Lifestyle Co. Ltd.
(a) (b) (d)
............... 9,841,500 2,161,048
Kerry Properties Ltd. ...................... 4,302,500 13,096,072
KLN Logistics Group Ltd.
(a)
.................. 3,269,387 2,815,966
Link REIT .............................. 18,977,719 95,559,987
Luk Fook Holdings International Ltd. ............ 2,204,000 6,320,908
Security Shares Value
a
Hong Kong (continued)
Man Wah Holdings Ltd. ..................... 11,320,800 $ 6,162,716
Melco International Development Ltd.
(b)
.......... 8,556,500 4,682,170
Melco Resorts & Entertainment Ltd. , ADR
(b)
....... 1,341,984 7,743,248
MGM China Holdings Ltd. ................... 6,617,600 9,934,472
MTR Corp. Ltd.
(a)
......................... 11,461,000 48,972,717
New World Development Co. Ltd.
(b)
............. 10,468,000 11,423,050
OSL Group Ltd.
(a) (b)
........................ 4,891,068 7,861,940
Pacific Basin Shipping Ltd. .................. 36,502,000 14,260,108
PAX Global Technology Ltd. .................. 3,709,000 1,846,805
PCCW Ltd. ............................. 32,180,000 24,872,516
Power Assets Holdings Ltd. .................. 10,466,000 86,491,444
Realord Group Holdings Ltd.
(a) (b)
............... 2,990,000 4,275,519
Sands China Ltd. ......................... 17,877,600 37,510,858
Sino Land Co. Ltd. ........................ 27,456,000 44,027,265
SITC International Holdings Co. Ltd. ............ 9,833,000 41,169,253
SJM Holdings Ltd.
(a) (b)
...................... 20,793,000 5,492,596
SmarTone Telecommunications Holdings Ltd.
(a)
..... 3,018,500 1,934,603
Stella International Holdings Ltd.
(a)
............. 4,222,000 8,009,739
Sun Hung Kai Properties Ltd. ................. 10,647,000 186,391,627
SUNeVision Holdings Ltd.
(a)
.................. 6,331,000 4,983,386
Swire Pacific Ltd. , Class A ................... 3,126,500 34,008,128
Techtronic Industries Co. Ltd. ................. 10,500,000 152,256,401
Time Interconnect Technology Ltd.
(a)
............ 4,272,000 11,288,080
TS Lines Ltd.
(a)
.......................... 2,293,000 2,365,457
United Laboratories International Holdings Ltd. (The)
(a)
8,464,000 10,177,908
Vitasoy International Holdings Ltd.
(a)
............ 4,646,000 3,674,281
Viva Goods Company Ltd.
(a) (b)
................ 20,624,000 1,553,547
Vobile Group Ltd.
(a) (b)
...................... 14,769,000 5,946,346
VSTECS Holdings Ltd. ..................... 5,690,000 7,454,218
VTech Holdings Ltd. ....................... 1,327,600 10,223,837
WH Group Ltd.
(d)
......................... 61,016,000 74,151,405
Wharf Real Estate Investment Co. Ltd. .......... 12,201,000 38,208,252
Wynn Macau Ltd.
(a)
....................... 11,621,600 8,473,332
Xinyi Glass Holdings Ltd.
(a)
.................. 13,216,000 16,401,699
Yue Yuen Industrial Holdings Ltd.
(a)
............. 6,030,000 11,201,210
3,505,676,620
a
Ireland  —  0 .4%
AIB Group PLC .......................... 14,162,163 163,240,834
Bank of Ireland Group PLC .................. 6,758,756 133,129,841
Cairn Homes PLC ........................ 4,404,797 11,269,921
Glanbia PLC ............................ 1,416,364 32,880,594
Glenveagh Properties PLC
(b) (d)
................ 1,844,753 4,568,348
Irish Residential Properties REIT PLC ........... 1,959,696 2,465,596
Kerry Group PLC , Class A ................... 1,130,641 95,819,868
Kingspan Group PLC ...................... 1,074,020 99,372,240
Ryanair Holdings PLC ..................... 5,966,236 156,537,056
Uniphar PLC ............................ 1,212,965 5,922,159
705,206,457
a
Israel  —  1 .7%
Africa Israel Residences Ltd.
(a)
................ 39,807 3,189,046
Airport City Ltd.
(b)
......................... 622,604 11,570,355
Alony Hetz Properties & Investments Ltd. ......... 1,178,013 14,220,881
Amot Investments Ltd. ..................... 1,792,982 12,255,531
Amram Avraham Construction Co. Ltd.
(a) (b)
........ 194,021 2,756,860
Aryt Industries Ltd.
(a)
....................... 327,548 4,663,146
Ashtrom Group Ltd.
(a)
...................... 247,492 6,119,578
Azorim-Investment Development & Construction Co.
Ltd.
(a)
............................... 109,767 732,624
Azrieli Group Ltd. ......................... 322,917 51,505,265
Bank Hapoalim BM ....................... 8,554,108 229,506,971
Bank Leumi Le-Israel BM ................... 10,422,844 263,850,588
Bet Shemesh Engines Holdings 1997 Ltd.
(a) (b)
...... 49,367 12,071,941
Bezeq The Israeli Telecommunication Corp. Ltd. .... 18,311,727 49,815,564

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Israel (continued)
Big Shopping Centers Ltd.
(a)
.................. 122,509 $ 32,318,977
Blue Square Real Estate Ltd. ................. 6,905 926,293
Camtek Ltd.
(b)
........................... 213,132 40,750,094
Carasso Motors Ltd.
(a) (b)
..................... 183,774 1,985,194
Cellcom Israel Ltd. ........................ 849,082 10,429,808
Cellebrite DI Ltd.
(a) (b)
....................... 813,747 10,578,711
Check Point Software Technologies Ltd.
(b)
........ 612,545 68,892,936
Clal Insurance Enterprises Holdings Ltd. ......... 533,014 46,058,289
Cyberark Software Ltd.
(b)
.................... 350,375 15,766,875
Danel Adir Yeoshua Ltd.
(a)
................... 38,581 6,141,386
Danya Cebus Ltd. ........................ 55,809 2,879,671
Delek Automotive Systems Ltd.
(a)
.............. 385,930 2,935,687
Delek Group Ltd. ......................... 74,685 25,668,063
Delta Galil Ltd.
(a)
......................... 58,352 3,381,022
Doral Group Renewable Energy Resources Ltd.
(a) (b)
.. 436,563 10,900,235
El Al Israel Airlines ........................ 2,334,149 10,492,293
Elbit Systems Ltd. ........................ 208,068 173,101,602
Elco Ltd. ............................... 20,036 978,486
Electra Consumer Products 1970 Ltd. ........... 85,249 2,390,529
Electra Ltd. ............................. 261,587 8,621,490
Electra Real Estate Ltd.
(a) (b)
.................. 77,709 1,467,639
Energix-Renewable Energies Ltd. .............. 2,307,792 17,139,071
Enlight Renewable Energy Ltd.
(b)
.............. 1,015,781 90,399,617
Equital Ltd.
(a) (b)
........................... 144,611 6,221,320
Etoro Group Ltd. , Class A
(a) (b)
................. 228,968 8,146,681
Fattal Holdings 1998 Ltd.
(b)
.................. 46,798 11,694,377
FIBI Holdings Ltd. ........................ 121,298 12,584,994
First International Bank Of Israel Ltd. (The) ....... 504,038 42,157,567
Fiverr International Ltd.
(a) (b)
................... 315,022 3,666,856
Formula Systems 1985 Ltd.
(a)
................. 58,690 8,233,683
Fox Wizel Ltd.
(a)
.......................... 59,764 6,452,072
G City Ltd. ............................. 955,422 3,373,070
Gav-Yam Lands Corp. Ltd. .................. 138,450 1,917,107
Gilat Satellite Networks Ltd.
(a) (b)
............... 514,364 9,314,870
Global-e Online Ltd.
(b)
...................... 800,332 25,106,415
Harel Insurance Investments & Financial Services Ltd. 1,059,007 65,575,776
Hilan Ltd. .............................. 74,190 5,316,944
IBI Investment House Ltd.
(a)
.................. 23,996 3,302,124
ICL Group Ltd. ........................... 5,722,305 30,641,053
IDI Insurance Co. Ltd. ...................... 62,429 4,823,324
Inmode Ltd.
(b)
........................... 527,482 7,632,665
Inrom Construction Industries Ltd.
(a)
............ 272,219 2,554,205
Isracard Ltd.
(a)
........................... 1,331,354 6,800,106
Israel Canada T.R Ltd. ..................... 1,200,708 8,373,409
Israel Corp. Ltd.
(a)
......................... 33,878 9,633,696
Israel Discount Bank Ltd. , Class A ............. 8,679,912 96,562,742
Isras Holdings Ltd.
(a)
....................... 18,942 2,178,386
Isras Investment Co. Ltd. ................... 11,203 3,236,100
Ituran Location and Control Ltd. ............... 187,840 10,819,584
Kenon Holdings Ltd. ....................... 176,051 16,289,693
Kornit Digital Ltd.
(b)
........................ 390,829 6,179,006
M Yochananof & Sons Ltd. .................. 4,678 542,745
Matrix IT Ltd. ............................ 350,013 10,746,799
Max Stock Ltd. .......................... 786,554 7,844,861
Mega Or Holdings Ltd. ..................... 152,991 31,294,648
Meitav Investment House Ltd. ................ 193,866 8,869,852
Melisron Ltd. ............................ 218,206 32,176,794
Menora Mivtachim Holdings Ltd. ............... 137,302 22,410,634
Meshek Energy Renewable Energies Ltd.
(b)
....... 1,111,791 4,834,326
Migdal Insurance & Financial Holdings Ltd.
(b)
...... 4,526,495 28,921,335
Mivne Real Estate KD Ltd. ................... 4,669,066 22,503,210
Mivtach Shamir Holdings Ltd. ................. 36,329 5,468,255
Mizrahi Tefahot Bank Ltd. ................... 1,153,811 90,727,923
Monday.com Ltd.
(b)
........................ 315,706 20,795,554
Security Shares Value
a
Israel (continued)
Nayax Ltd.
(b)
............................ 40,228 $ 2,805,457
Neto Malinda Trading Ltd.
(a)
.................. 87,926 5,063,219
Next Vision Stabilized Systems Ltd. ............ 525,853 60,278,425
Nice Ltd.
(b)
............................. 448,354 45,829,585
Nova Ltd.
(b)
............................. 215,445 107,579,547
Oddity Tech Ltd. , Class A
(a) (b)
................. 300,460 4,302,587
Oil Refineries Ltd. ........................ 21,787,794 11,146,126
One Software Technologies Ltd. ............... 285,250 6,237,712
OPC Energy Ltd.
(b)
........................ 1,213,890 50,798,729
OY Nofar Energy Ltd.
(b)
..................... 132,289 8,336,113
Partner Communications Co. Ltd. .............. 1,059,933 14,103,242
Paz Retail And Energy Ltd. .................. 82,579 22,831,612
Phoenix Financial Ltd. ..................... 1,607,066 96,694,946
Prashkovsky Investments and Construction Ltd.
(a) (b)
.. 14,455 774,531
Radware Ltd.
(a) (b)
......................... 325,041 8,711,099
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. 95,218 11,757,901
REIT 1 Ltd. ............................. 1,387,382 12,179,032
REIT Azorim HF Living Ltd.
(a) (b)
................ 476 924
Retailors Ltd.
(a)
.......................... 77,698 946,241
Riskified Ltd. , Class A
(b)
..................... 577,485 2,662,206
Sella Capital Real Estate Ltd. ................. 1,512,128 5,652,990
Shapir Engineering and Industry Ltd.
(b)
........... 1,061,448 14,921,919
Shikun & Binui Ltd.
(a) (b)
..................... 2,579,387 17,233,001
Shikun & Binui Soltec Renewable Energy
(b)
....... 1,934,912 2,559,972
Shufersal Ltd. ........................... 1,813,940 27,082,181
Strauss Group Ltd. ........................ 513,082 22,279,534
Summit Real Estate Holdings Ltd. .............. 123,833 2,318,869
Tel Aviv Stock Exchange Ltd. ................. 704,388 35,443,347
Teva Pharmaceutical Industries Ltd. , ADR
(b)
....... 8,132,595 285,210,107
Tower Semiconductor Ltd.
(b)
.................. 813,166 169,456,229
Turpaz Industries Ltd. ...................... 271,087 6,909,180
Wix.com Ltd.
(a) (b)
......................... 398,574 29,769,492
YD More Investments Ltd. ................... 152,617 2,097,119
YH Dimri Construction & Development Ltd. ....... 38,068 5,189,001
ZIM Integrated Shipping Services Ltd. ........... 888,549 23,493,236
3,075,042,490
a
Italy  —  3 .2%
A2A SpA .............................. 11,053,998 31,478,816
ACEA SpA ............................. 403,150 10,570,324
Amplifon SpA ........................... 889,154 9,849,374
Ariston Holding N.V. ....................... 550,637 2,542,257
Ascopiave SpA .......................... 471,685 1,928,695
Avio SpA .............................. 263,056 9,737,521
Azimut Holding SpA ....................... 820,083 34,824,768
Banca Generali SpA ....................... 463,005 30,369,089
Banca IFIS SpA .......................... 265,416 7,230,879
Banca Mediolanum SpA .................... 1,536,979 33,688,088
Banca Monte dei Paschi di Siena SpA ........... 14,081,290 150,102,486
Banco BPM SpA ......................... 8,115,914 118,257,236
BFF Bank SpA
(b) (d)
........................ 1,324,282 3,222,927
BPER Banca SpA ........................ 11,891,837 175,544,642
Brembo N.V. ............................ 1,157,588 10,908,494
Brunello Cucinelli SpA ..................... 251,233 24,515,900
Buzzi SpA .............................. 578,050 31,650,396
Carel Industries SpA
(d)
..................... 249,104 7,601,382
CIR SpA-Compagnie Industriali
(b)
.............. 4,402,843 3,456,987
Credito Emiliano SpA ...................... 684,227 12,125,801
d'Amico International Shipping SA ............. 320,246 3,006,853
Danieli & C Officine Meccaniche SpA
(a)
.......... 135,281 10,595,165
Davide Campari-Milano N.V. ................. 4,323,280 32,076,842
De' Longhi SpA .......................... 511,465 19,888,967
DiaSorin SpA ........................... 159,327 10,870,108
El.En. SpA ............................. 291,449 4,491,630
Enav SpA
(d)
............................. 1,792,288 10,491,852

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Italy (continued)
Enel SpA .............................. 57,696,329 $ 673,644,102
Eni SpA ............................... 14,520,754 410,594,705
ERG SpA .............................. 439,784 11,885,425
Ferrari N.V. ............................. 899,667 311,330,517
Fila SpA
(a)
.............................. 68,179 744,170
Fincantieri SpA
(b)
......................... 905,714 12,737,577
FinecoBank Banca Fineco SpA ............... 4,389,712 108,977,314
Generali ............................... 6,027,216 270,091,417
GVS SpA
(a) (b) (d)
........................... 448,710 2,233,679
Hera SpA .............................. 5,699,796 26,897,214
Industrie De Nora SpA ..................... 238,826 1,735,045
Interpump Group SpA ...................... 549,285 23,156,785
Intesa Sanpaolo SpA ...................... 99,255,637 674,365,555
Iren SpA ............................... 5,048,801 15,449,629
Italgas SpA ............................. 4,460,610 53,883,340
Italmobiliare SpA ......................... 50,760 1,733,617
Iveco Group N.V. ......................... 1,483,278 24,330,864
Juventus Football Club SpA , NVS
(a) (b)
........... 932,972 2,227,194
Leonardo SpA ........................... 2,884,146 180,102,684
Lottomatica Group SpA ..................... 1,797,290 52,843,533
LU-VE SpA , NVS ......................... 58,663 3,793,625
Maire SpA ............................. 1,337,667 24,737,480
MARR SpA
(a)
............................ 303,075 3,070,532
MFE-MediaForEurope N.V. , Class A ............ 2,076,830 7,087,086
MFE-MediaForEurope N.V. , Class B
(a)
........... 445,947 1,931,293
Moncler SpA ............................ 1,662,202 100,349,837
NewPrinces SpA , NVS
(a) (b)
................... 119,867 2,371,896
Nexi SpA
(d)
............................. 3,906,001 18,618,261
OVS SpA
(d)
............................. 1,261,624 7,508,137
Pharmanutra SpA ........................ 25,309 2,340,667
Piaggio & C SpA
(a)
........................ 1,889,959 3,571,457
Pirelli & C SpA
(d)
......................... 3,198,652 22,000,998
Poste Italiane SpA
(d)
....................... 3,294,394 87,446,149
Prysmian SpA ........................... 1,995,354 303,511,510
RAI Way SpA
(d)
.......................... 306,164 2,201,475
Recordati Industria Chimica e Farmaceutica SpA ... 816,017 47,645,336
Reply SpA ............................. 181,889 20,166,810
Safilo Group SpA
(b)
........................ 1,460,573 2,742,722
Saipem SpA ............................ 9,126,331 49,446,945
Salvatore Ferragamo SpA
(a) (b)
................. 488,057 4,255,424
Sanlorenzo SpA .......................... 56,513 2,209,173
Sesa SpA .............................. 43,375 4,391,821
Snam SpA ............................. 14,338,829 113,067,669
SOL SpA .............................. 273,526 18,490,965
Stellantis N.V.
(b)
.......................... 14,379,014 105,512,850
Tamburi Investment Partners SpA .............. 512,264 5,068,272
Technogym SpA
(d)
........................ 901,263 21,233,645
Technoprobe SpA
(b)
....................... 919,564 19,957,674
Telecom Italia SpA
(a) (b)
...................... 82,169,456 64,846,477
Tenaris SA ............................. 2,653,085 84,690,042
Terna - Rete Elettrica Nazionale ............... 10,026,212 120,597,897
UniCredit SpA ........................... 9,989,899 772,043,022
Unipol Assicurazioni SpA .................... 2,655,409 69,382,126
Webuild SpA ............................ 3,506,345 10,422,111
Wiit SpA ............................... 28,291 1,007,418
Zignago Vetro SpA
(a)
....................... 60,378 498,873
5,788,209,520
a
Japan  —  24 .8%
77 Bank Ltd. (The) ........................ 1,615,800 31,105,725
ABC-Mart, Inc. .......................... 792,700 13,509,141
Acom Co. Ltd. ........................... 1,888,000 6,059,281
Activia Properties, Inc. ..................... 15,150 13,586,663
ADEKA Corp. ........................... 732,200 18,338,361
Advance Residence Investment Corp. ........... 19,008 19,596,252
Security Shares Value
a
Japan (continued)
Advantest Corp. .......................... 5,461,000 $ 1,019,669,915
Aeon Co. Ltd. ........................... 15,827,745 152,661,333
AEON Financial Service Co. Ltd. .............. 813,700 8,091,925
Aeon Hokkaido Corp.
(a)
..................... 155,300 841,660
AEON REIT Investment Corp. ................ 13,398 10,742,714
AGC, Inc. .............................. 1,368,200 49,069,014
Ai Holdings Corp. ......................... 198,700 3,425,021
Aica Kogyo Co. Ltd. ....................... 357,300 8,000,046
Aichi Financial Group, Inc. ................... 1,260,000 11,953,317
Aichi Steel Corp. ......................... 218,700 4,033,291
Ain Holdings, Inc. ......................... 177,600 6,406,101
Air Water, Inc. ........................... 1,283,900 18,212,242
Aisin Corp. ............................. 3,562,500 56,492,038
Ajinomoto Co., Inc. ........................ 6,445,500 207,160,929
Alfresa Holdings Corp. ..................... 1,137,600 17,173,985
Alpen Co. Ltd. ........................... 59,400 746,318
Alps Alpine Co. Ltd. ....................... 1,222,676 18,347,738
ALSOK Co. Ltd. .......................... 2,828,300 21,453,203
Amada Co. Ltd. .......................... 2,268,500 38,359,346
Amano Corp. ........................... 565,300 12,922,655
ANA Holdings, Inc. ........................ 1,086,300 18,052,344
and ST HD Co. Ltd. ....................... 167,300 3,203,765
Anritsu Corp. ............................ 975,600 25,538,400
Anycolor, Inc. ........................... 221,900 3,918,707
AOKI Holdings, Inc. ....................... 174,700 1,730,819
Aozora Bank Ltd. ......................... 783,800 12,646,287
Appier Group, Inc.
(a)
....................... 526,700 3,020,661
Arata Corp. ............................. 53,100 942,051
ARCHION Corp.
(a) (b)
....................... 8,504,800 16,460,378
ARCLANDS CORP. ....................... 275,400 3,122,447
Arcs Co. Ltd. ............................ 208,800 4,534,636
ARE Holdings, Inc. ........................ 630,700 14,437,686
Argo Graphics, Inc. ....................... 80,800 697,962
Ariake Japan Co. Ltd. ...................... 99,600 3,451,910
Artience Co. Ltd. ......................... 207,400 5,173,159
As One Corp. ........................... 335,000 4,645,464
Asahi Group Holdings Ltd. ................... 10,626,100 104,620,628
Asahi Intecc Co. Ltd. ...................... 1,519,700 31,978,393
Asahi Kasei Corp. ........................ 8,969,100 88,254,551
Asics Corp. ............................. 4,972,300 141,201,440
ASKUL Corp. ........................... 233,300 1,753,363
Astellas Pharma, Inc. ...................... 12,837,700 181,932,575
Atom Corp.
(a) (b)
........................... 948,400 3,974,005
Autobacs Seven Co. Ltd. .................... 702,000 6,816,987
Awa Bank Ltd. (The) ....................... 170,700 6,925,763
Axial Retailing, Inc. ....................... 86,800 625,406
Azbil Corp. ............................. 3,225,800 28,708,810
AZ-COM MARUWA Holdings, Inc. ............. 286,000 1,640,054
Bandai Namco Holdings, Inc. ................. 4,176,100 95,863,602
BayCurrent, Inc. ......................... 1,009,800 32,519,637
Belc Co. Ltd. ............................ 48,000 2,139,469
Bell System24 Holdings, Inc. ................. 105,500 1,007,327
Belluna Co. Ltd. .......................... 160,500 864,778
Bic Camera, Inc. ......................... 797,300 8,250,356
BIPROGY, Inc. .......................... 570,600 16,410,325
Blue Zones Holdings Co. Ltd. ................. 497,500 5,537,664
BML, Inc. .............................. 132,100 3,219,070
Bridgestone Corp. ........................ 8,103,900 168,407,516
Brother Industries Ltd. ..................... 1,656,000 31,447,794
Bunka Shutter Co. Ltd. ..................... 142,500 1,679,400
BuySell Technologies Co. Ltd. ................ 191,400 4,095,621
C Uyemura & Co. Ltd. ...................... 61,400 9,192,238
Calbee, Inc. ............................ 633,100 11,999,346
Canon Marketing Japan, Inc. ................. 696,300 15,847,247

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Canon, Inc. ............................. 6,136,200 $ 157,863,256
Capcom Co. Ltd. ......................... 2,475,400 52,264,626
Casio Computer Co. Ltd. .................... 1,472,900 14,943,884
CCI Group, Inc. .......................... 1,269,500 7,631,099
Central Glass Co. Ltd. ..................... 129,400 3,386,860
Central Japan Railway Co. .................. 5,476,100 131,374,187
Change Holdings, Inc.
(a)
.................... 302,300 1,745,785
Chiba Bank Ltd. (The) ...................... 4,023,100 55,531,663
Chiyoda Corp.
(a) (b)
......................... 1,806,600 11,720,610
Chubu Electric Power Co., Inc. ................ 4,866,300 83,694,858
Chudenko Corp. ......................... 28,900 878,010
Chugai Pharmaceutical Co. Ltd. ............... 4,784,100 255,132,989
Chugin Financial Group, Inc. ................. 1,051,100 19,562,114
Chugoku Electric Power Co., Inc. (The) .......... 2,295,000 13,164,474
Chugoku Marine Paints Ltd. .................. 280,300 5,741,178
Citizen Watch Co. Ltd. ..................... 1,738,400 20,141,228
CKD Corp. ............................. 539,700 20,912,366
Coca-Cola Bottlers Japan Holdings, Inc. ......... 921,550 20,113,930
Colowide Co. Ltd. ........................ 685,700 8,117,316
Comforia Residential REIT, Inc. ............... 19,705 13,860,052
COMSYS Holdings Corp. ................... 840,800 30,278,489
Cosmo Energy Holdings Co. Ltd. .............. 781,800 19,986,092
Cosmos Pharmaceutical Corp. ................ 272,900 10,533,900
Cover Corp.
(a) (b)
.......................... 286,000 2,515,600
CRE Logistics REIT, Inc. .................... 5,329 5,273,049
Create Restaurants Holdings, Inc.
(a)
............ 2,175,400 9,907,446
Create SD Holdings Co. Ltd. ................. 158,600 3,322,845
Credit Saison Co. Ltd. ...................... 928,300 25,712,821
CyberAgent, Inc. ......................... 3,488,800 27,940,148
Cybozu, Inc.
(a)
........................... 198,100 2,640,080
Dai Nippon Printing Co. Ltd. ................. 2,830,300 53,609,084
Daicel Corp. ............................ 1,749,300 13,715,970
Dai-Dan Co. Ltd. ......................... 368,100 6,574,278
Daido Steel Co. Ltd. ....................... 918,700 10,740,448
Daifuku Co. Ltd. .......................... 2,290,800 100,157,571
Daihen Corp. ........................... 126,200 12,485,447
Daiichi Life Group, Inc. ..................... 24,979,200 228,701,542
Daiichi Sankyo Co. Ltd. ..................... 12,837,700 208,536,674
Daiichikosho Co. Ltd. ...................... 562,400 5,832,177
Daikin Industries Ltd. ...................... 1,873,300 264,688,277
Daikokutenbussan Co. Ltd.
(a)
................. 51,100 1,571,081
Daio Paper Corp. ......................... 635,500 3,886,328
Daiseki Co. Ltd. .......................... 268,720 7,196,111
Daishi Hokuetsu Financial Group, Inc. ........... 1,443,700 18,000,490
Daito Trust Construction Co. Ltd. .............. 2,080,400 46,794,480
Daiwa House Industry Co. Ltd. ................ 3,977,800 121,366,485
Daiwa House REIT Investment Corp. , Class A ..... 34,508 27,752,809
Daiwa Industries Ltd. ...................... 16,200 198,038
Daiwa Office Investment Corp. , Class A .......... 3,573 7,637,659
Daiwa Securities Group, Inc. ................. 9,442,600 88,881,927
Daiwa Securities Living Investments Corp. , Class A .. 15,905 10,939,363
Daiwabo Holdings Co. Ltd. .................. 619,000 12,604,995
DCM Holdings Co. Ltd. ..................... 816,100 7,615,995
DeNA Co. Ltd. ........................... 769,200 12,551,594
Denka Co. Ltd. .......................... 610,600 15,902,148
Denso Corp. ............................ 12,446,500 148,711,431
Dentsu Group, Inc.
(b)
....................... 1,369,500 26,001,072
Dentsu Soken, Inc. ........................ 561,600 7,898,401
Dexerials Corp. .......................... 1,290,100 20,134,363
DIC Corp. .............................. 616,600 14,116,532
Digital Arts, Inc. .......................... 71,200 2,545,298
Digital Garage, Inc. ....................... 175,900 2,779,690
dip Corp. .............................. 293,600 3,411,425
Disco Corp. ............................. 660,700 314,349,401
Security Shares Value
a
Japan (continued)
DMG Mori Co. Ltd. ........................ 997,200 $ 18,582,261
Doshisha Co. Ltd. ........................ 83,500 1,743,657
Doutor Nichires Holdings Co. Ltd. .............. 213,200 3,766,198
Dowa Holdings Co. Ltd. .................... 335,300 20,403,518
DTS Corp. ............................. 875,900 5,708,140
Duskin Co. Ltd. .......................... 246,900 6,214,302
DyDo Group Holdings, Inc. .................. 71,400 1,155,225
Earth Corp. ............................. 83,800 2,451,560
East Japan Railway Co. .................... 6,837,900 149,263,894
Ebara Corp. ............................ 3,322,400 113,652,364
EDION Corp. ........................... 719,900 9,762,369
Eiken Chemical Co. Ltd. .................... 150,300 2,959,269
Eisai Co. Ltd. ........................... 1,847,600 55,303,162
Eizo Corp. ............................. 205,600 2,706,186
Elecom Co. Ltd. ........................... 268,300 2,778,068
Electric Power Development Co. Ltd. ........... 1,050,400 25,706,350
ENEOS Holdings, Inc. ..................... 19,206,150 161,302,522
ES-Con Japan Ltd. ........................ 88,800 669,667
Exedy Corp. ............................ 217,400 8,511,298
EXEO Group, Inc. ........................ 1,521,100 27,927,041
Ezaki Glico Co. Ltd. ....................... 365,000 13,203,412
FANUC Corp. ........................... 6,643,100 293,446,096
Fast Retailing Co. Ltd. ..................... 1,358,700 639,601,505
FCC Co. Ltd. ............................ 219,800 4,685,807
Ferrotec Corp.
(a)
.......................... 327,700 15,798,949
Financial Partners Group Co. Ltd. .............. 467,900 4,772,815
First Bank of Toyama Ltd. (The) ............... 354,300 5,839,235
Food & Life Companies Ltd. ................. 807,500 46,973,108
FP Corp. .............................. 297,100 4,389,301
Freee KK
(a) (b)
............................ 305,100 4,451,064
Frontier Real Estate Investment Corp. ........... 17,485 9,560,321
Fuji Co. Ltd. ............................ 201,900 2,628,292
Fuji Corp. .............................. 636,200 24,784,925
Fuji Electric Co. Ltd. ....................... 1,005,700 84,523,863
Fuji Kyuko Co. Ltd. ........................ 122,100 1,762,614
Fuji Media Holdings, Inc. .................... 342,000 8,459,997
FUJI OIL CO. LTD. ........................ 283,600 6,037,378
Fuji Seal International, Inc. .................. 265,800 4,200,463
FUJIFILM Holdings Corp. ................... 7,958,400 146,463,420
Fujikura Ltd. ............................ 10,733,200 414,118,889
Fujimi, Inc. ............................. 361,900 7,485,383
Fujita Kanko, Inc. ......................... 278,500 3,660,869
Fujitsu Ltd. ............................. 12,531,300 251,520,036
Fukuoka Financial Group, Inc. ................ 1,207,480 49,293,168
Fukuoka REIT Corp. ....................... 7,128 8,213,671
Fukuyama Transporting Co. Ltd. ............... 97,800 3,249,044
Funai Soken Holdings, Inc. .................. 338,200 2,412,904
Furukawa Co. Ltd. ........................ 138,000 3,681,654
Furukawa Electric Co. Ltd. ................... 489,800 133,023,156
Furuno Electric Co. Ltd. .................... 169,000 7,841,419
Fuso Chemical Co. Ltd. .................... 324,900 6,802,373
Future Corp. ............................ 234,800 2,293,183
Fuyo General Lease Co. Ltd. ................. 324,000 8,970,658
Galilei Co. Ltd. .......................... 21,000 478,475
GENDA, INC.
(a) (b)
......................... 819,700 2,759,298
Genky DrugStores Co. Ltd. .................. 60,600 1,409,186
Global One Real Estate Investment Corp. ........ 8,937 6,979,638
Glory Ltd. .............................. 287,200 7,305,554
GLP J-REIT ............................ 34,414 29,785,679
GMO Financial Holdings, Inc. ................. 110,300 725,559
GMO internet group, Inc. .................... 591,900 11,714,985
GMO Payment Gateway, Inc. ................. 292,400 14,686,471
GNI Group Ltd.
(a) (b)
........................ 405,900 7,644,503
Goldcrest Co. Ltd. ........................ 69,500 1,481,600

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Goldwin, Inc. ............................ 444,900 $ 6,226,383
GS Yuasa Corp. ......................... 613,700 24,815,364
GungHo Online Entertainment, Inc. ............. 283,430 4,484,226
Gunma Bank Ltd. (The) .................... 2,491,000 34,108,094
Gunze Ltd. ............................. 202,300 4,668,351
H.U. Group Holdings, Inc. ................... 349,600 6,975,154
H2O Retailing Corp. ....................... 726,600 10,661,692
Hachijuni Nagano Bank Ltd. ................. 2,767,800 37,499,104
Hakuhodo DY Holdings, Inc. ................. 1,493,400 10,027,495
Hakuto Co. Ltd. .......................... 66,300 1,772,537
Hamamatsu Photonics KK ................... 2,049,500 26,418,944
Hankyu Hanshin Holdings, Inc. ................ 1,714,800 49,487,186
Hankyu Hanshin REIT, Inc. , Class A ............ 6,141 5,859,042
Hanwa Co. Ltd. .......................... 1,018,500 10,520,014
Happinet Corp. .......................... 214,000 3,648,341
Harmonic Drive Systems, Inc. ................ 492,100 16,776,442
Haseko Corp. ........................... 1,742,600 30,093,003
Hazama Ando Corp. ....................... 1,300,400 15,765,813
Heiwa Corp. ............................ 572,300 6,614,294
Heiwa Real Estate Co. Ltd. .................. 320,000 4,964,844
Heiwa Real Estate REIT, Inc. ................. 8,639 8,118,176
Heiwado Co. Ltd. ......................... 183,900 3,128,138
Hiday Hidaka Corp. ....................... 141,300 2,571,388
Hikari Tsushin, Inc. ........................ 121,400 29,480,280
Hioki EE Corp. .......................... 54,100 3,855,973
Hirogin Holdings, Inc. ...................... 1,943,600 22,960,518
Hirose Electric Co. Ltd. ..................... 198,445 27,587,749
HIS Co. Ltd. ............................ 497,700 3,351,294
Hisamitsu Pharmaceutical Co., Inc.
(a)
............ 146,900 5,633,039
Hitachi Construction Machinery Co. Ltd. ......... 714,400 25,006,350
Hitachi Ltd. ............................. 32,633,700 1,037,697,681
Hokkaido Electric Power Co., Inc.
(a)
............. 1,276,500 8,299,354
Hokuetsu Corp. .......................... 964,500 5,477,394
Hokuhoku Financial Group, Inc. ............... 854,800 32,587,480
Hokuriku Electric Power Co. ................. 1,300,200 7,238,088
Honda Motor Co. Ltd. ...................... 26,154,200 212,226,532
Horiba Ltd. ............................. 227,300 31,648,552
Hoshino Resorts REIT, Inc. .................. 3,686 5,961,617
Hoshizaki Corp. .......................... 778,100 25,299,576
Hosiden Corp. ........................... 530,400 9,420,182
House Foods Group, Inc. ................... 558,400 10,720,317
Hoya Corp. ............................. 2,411,200 450,276,475
Hulic Co. Ltd. ........................... 3,263,300 36,805,045
Hulic REIT, Inc. .......................... 9,525 9,937,930
Hyakugo Bank Ltd. (The) ................... 1,657,400 18,860,235
Hyakujushi Bank Ltd. (The) .................. 512,000 7,802,150
Ibiden Co. Ltd. ........................... 1,708,600 146,136,778
Ichibanya Co. Ltd. ........................ 622,600 3,439,999
Ichigo Office REIT Investment Corp. ............ 10,220 5,927,597
Ichigo, Inc. ............................. 2,061,200 6,577,533
Idemitsu Kosan Co. Ltd. .................... 5,547,340 47,464,882
IDOM, Inc. ............................. 364,600 3,075,053
IHI Corp. .............................. 7,318,700 133,680,154
Iida Group Holdings Co. Ltd. ................. 1,097,700 15,526,256
Iino Kaiun Kaisha Ltd. ...................... 855,800 8,981,557
Imperial Hotel Ltd. ........................ 260,800 2,004,039
Inaba Denki Sangyo Co. Ltd. ................. 501,700 8,463,592
Inabata & Co. Ltd. ........................ 236,800 5,837,468
Industrial & Infrastructure Fund Investment Corp. , Class
A .................................. 19,015 17,797,764
Infomart Corp. ........................... 1,498,800 4,161,923
INFRONEER Holdings, Inc. .................. 1,613,056 21,959,665
Inpex Corp. ............................. 6,176,900 161,032,898
Internet Initiative Japan, Inc. ................. 777,300 13,677,469
Security Shares Value
a
Japan (continued)
Invincible Investment Corp. .................. 58,351 $ 22,958,055
Ise Chemicals Corp.
(a)
...................... 169,000 5,666,525
Isetan Mitsukoshi Holdings Ltd. ............... 2,215,600 42,103,222
Isuzu Motors Ltd. ......................... 3,767,900 51,916,052
Ito En Ltd. .............................. 509,900 9,377,661
ITOCHU Corp. .......................... 42,097,700 521,720,951
Itochu Enex Co. Ltd. ....................... 263,900 3,211,203
Itoham Yonekyu Holdings, Inc. ................ 192,480 6,417,844
Iwatani Corp. ........................... 1,361,800 16,709,896
Iyogin Holdings, Inc. ....................... 1,844,700 35,549,919
Izumi Co. Ltd. ........................... 627,200 3,801,941
J Front Retailing Co. Ltd. .................... 1,756,500 25,562,541
JAC Recruitment Co. Ltd. ................... 234,000 1,291,738
Jaccs Co. Ltd. ........................... 127,000 3,298,610
JAFCO Group Co. Ltd. ..................... 376,000 5,169,614
Japan Airlines Co. Ltd. ..................... 1,014,000 15,946,030
Japan Airport Terminal Co. Ltd. ............... 453,900 14,586,618
Japan Aviation Electronics Industry Ltd. .......... 263,100 4,022,517
Japan Elevator Service Holdings Co. Ltd. ......... 1,059,100 10,714,979
Japan Excellent, Inc. ...................... 9,101 8,318,822
Japan Exchange Group, Inc. ................. 7,035,600 83,806,121
Japan Hotel REIT Investment Corp. , Class A ...... 39,485 19,732,342
Japan Lifeline Co. Ltd. ..................... 578,700 5,243,240
Japan Logistics Fund, Inc. ................... 21,432 13,053,915
Japan Material Co. Ltd. ..................... 514,500 5,923,700
Japan Metropolitan Fund Invest ............... 53,254 39,390,714
Japan Petroleum Exploration Co. Ltd. ........... 1,109,600 15,873,923
Japan Post Bank Co. Ltd. ................... 12,754,200 218,865,520
Japan Post Holdings Co. Ltd. ................. 12,613,700 146,281,756
Japan Post Insurance Co. Ltd. ................ 3,929,400 38,314,049
Japan Prime Realty Investment Corp. ........... 25,550 16,173,262
Japan Real Estate Investment Corp. ............ 47,425 36,298,347
Japan Securities Finance Co. Ltd. ............. 950,700 13,088,408
Japan Steel Works Ltd. (The) ................. 448,100 27,383,688
Japan Tobacco, Inc. ....................... 8,516,000 317,261,270
Japan Wool Textile Co. Ltd. (The) .............. 72,800 831,663
JCU Corp. ............................. 112,600 4,789,159
Jeol Ltd. ............................... 320,800 12,904,721
JFE Holdings, Inc. ........................ 3,950,700 43,387,941
JGC Holdings Corp. ....................... 1,633,100 24,813,989
JINS Holdings, Inc. ....................... 112,100 4,747,360
JMDC, Inc. ............................. 178,300 3,812,082
Joyful Honda Co. Ltd. ...................... 287,200 3,772,703
JTEKT Corp. ............................ 1,511,300 18,458,070
Juroku Financial Group, Inc. ................. 885,600 11,635,478
Justsystems Corp. ........................ 177,700 4,225,208
JVCKenwood Corp. ....................... 1,114,000 8,396,638
JX Advanced Metals Corp. .................. 3,979,200 123,451,966
Kadokawa Corp. ......................... 617,600 14,036,095
Kaga Electronics Co. Ltd. ................... 169,300 4,533,756
Kagome Co. Ltd. ......................... 732,100 12,579,052
Kajima Corp. ............................ 3,032,100 118,506,769
Kakaku.com, Inc. ......................... 927,000 15,519,575
Kaken Pharmaceutical Co. Ltd. ............... 196,700 5,120,083
Kameda Seika Co. Ltd. ..................... 77,400 705,349
Kamigumi Co. Ltd. ........................ 744,100 24,592,773
Kanadevia Corp. ......................... 1,191,300 9,181,757
Kanamoto Co. Ltd. ........................ 156,500 4,613,262
Kandenko Co. Ltd. ........................ 911,600 39,765,367
Kaneka Corp. ........................... 257,500 8,053,793
Kanematsu Corp. ......................... 1,377,900 18,953,146
Kansai Electric Power Co., Inc. (The) ........... 6,746,700 108,083,188
Kansai Paint Co. Ltd. ...................... 1,028,100 15,429,197
Kao Corp. .............................. 3,221,700 120,056,196

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Kasumigaseki Capital Co. Ltd. ................ 144,200 $ 5,993,589
Katitas Co. Ltd. .......................... 351,400 7,014,859
Kato Sangyo Co. Ltd. ...................... 82,500 3,225,373
Kawasaki Heavy Industries Ltd. ............... 5,377,000 110,542,562
Kawasaki Kisen Kaisha Ltd. .................. 2,531,700 41,438,991
KDDI Corp. ............................. 21,580,300 353,151,394
KDX Realty Investment Corp. , Class A .......... 30,734 32,101,932
KeePer Technical Laboratory Co. Ltd.
(a)
.......... 106,800 2,023,268
Keihan Holdings Co. Ltd. .................... 707,600 14,668,108
Keihanshin Building Co. Ltd. ................. 92,600 1,112,634
Keikyu Corp. ............................ 1,561,500 15,309,643
Keio Corp. ............................. 3,712,000 17,499,928
Keisei Electric Railway Co. Ltd. ............... 2,731,800 19,510,500
Keiyo Bank Ltd. (The) ...................... 740,100 10,258,798
Kewpie Corp. ........................... 735,600 19,518,316
Keyence Corp. .......................... 1,385,200 635,344,039
KH Neochem Co. Ltd. ...................... 191,800 3,387,266
Kikkoman Corp. .......................... 4,891,800 44,443,596
Kinden Corp. ............................ 899,700 48,206,808
Kintetsu Group Holdings Co. Ltd. .............. 1,279,000 27,310,243
Kioxia Holdings Corp.
(b)
..................... 1,349,700 326,571,477
Kirin Holdings Co. Ltd. ..................... 5,477,500 86,374,988
Kissei Pharmaceutical Co. Ltd. ................ 164,600 4,599,821
Kitz Corp. .............................. 675,900 9,099,556
Kiyo Bank Ltd. (The) ....................... 579,700 15,351,861
Kobayashi Pharmaceutical Co. Ltd. ............. 351,800 13,037,869
Kobe Bussan Co. Ltd. ...................... 1,067,100 18,681,003
Kobe Steel Ltd. .......................... 2,665,600 32,850,923
Koei Tecmo Holdings Co. Ltd. ................ 741,532 7,346,355
Kohnan Shoji Co. Ltd. ...................... 154,100 3,986,490
Koito Manufacturing Co. Ltd. ................. 1,387,500 22,511,364
Kokusai Electric Corp. ..................... 1,352,600 56,924,587
Kokuyo Co. Ltd. .......................... 2,739,100 13,643,436
Komatsu Ltd. ........................... 6,777,600 290,203,273
KOMEDA Holdings Co. Ltd. .................. 368,400 7,170,763
Komeri Co. Ltd. .......................... 118,700 2,532,375
Konami Group Corp. ...................... 722,200 86,716,835
Konica Minolta, Inc. ....................... 3,710,000 11,797,680
Konishi Co. Ltd. .......................... 215,100 1,947,873
Konoike Transport Co. Ltd. .................. 44,600 804,694
Kose Holdings Corp. ...................... 290,000 10,344,893
Koshidaka Holdings Co. Ltd. ................. 376,400 2,399,458
Kotobuki Spirits Co. Ltd. .................... 780,300 10,030,684
Kraftia Corp. ............................ 294,000 18,133,000
K's Holdings Corp. ........................ 994,600 11,496,417
Kubota Corp. ........................... 6,872,600 112,191,359
Kumagai Gumi Co. Ltd. ..................... 1,080,900 10,363,014
Kumiai Chemical Industry Co. Ltd. ............. 703,227 3,411,366
Kura Sushi, Inc.
(a)
......................... 275,400 3,022,179
Kurabo Industries Ltd. ..................... 31,000 1,874,116
Kuraray Co. Ltd. ......................... 1,984,600 20,843,404
Kureha Corp. ........................... 223,600 5,611,659
Kurita Water Industries Ltd. .................. 747,900 40,421,939
Kusuri no Aoki Holdings Co. Ltd. .............. 319,300 7,614,644
KYB Corp. ............................. 208,500 6,008,959
Kyocera Corp. ........................... 9,077,300 157,726,937
Kyoei Steel Ltd. .......................... 84,500 1,026,209
Kyokuto Kaihatsu Kogyo Co. Ltd. .............. 156,400 2,700,057
Kyorin Pharmaceutical Co. Ltd. ............... 575,800 5,697,281
Kyoritsu Maintenance Co. Ltd. ................ 457,200 6,956,037
Kyoto Financial Group, Inc. .................. 1,593,700 44,051,682
Kyowa Kirin Co. Ltd. ....................... 1,695,800 25,548,745
Kyushu Electric Power Co., Inc. ............... 3,117,700 33,708,322
Kyushu Financial Group, Inc. ................. 2,530,800 20,667,897
Security Shares Value
a
Japan (continued)
Kyushu Railway Co. ....................... 995,600 $ 22,852,966
LaSalle Logiport REIT ...................... 13,319 13,019,149
Lasertec Corp. .......................... 579,300 160,105,957
Leopalace21 Corp. ........................ 1,479,300 6,163,970
Life Corp. .............................. 233,000 3,828,993
Lifedrink Co., Inc. ......................... 300,500 2,650,727
LIFENET INSURANCE CO.
(b)
................. 435,200 5,358,656
Lintec Corp. ............................ 220,900 7,148,502
Lion Corp. ............................. 1,915,600 18,738,935
Lixil Corp. .............................. 2,009,400 20,749,033
LY Corp. ............................... 19,545,800 51,409,885
M&A Capital Partners Co. Ltd. ................ 79,200 1,634,729
M3, Inc. ............................... 3,152,200 30,363,408
Mabuchi Motor Co. Ltd. ..................... 1,460,800 13,748,281
Macnica Holdings, Inc. ..................... 979,300 16,542,387
Maeda Kosen Co. Ltd. ..................... 241,500 2,818,516
Makino Milling Machine Co. Ltd. ............... 178,700 13,583,277
Makita Corp. ............................ 1,611,300 59,832,346
Mani, Inc. .............................. 632,500 6,905,390
Marubeni Corp. .......................... 10,027,800 390,292,726
Marui Group Co. Ltd. ...................... 1,207,600 23,117,289
Maruichi Steel Tube Ltd. .................... 1,007,800 9,358,984
Maruwa Co. Ltd. ......................... 62,600 29,572,655
Matsuda Sangyo Co. Ltd. ................... 79,500 3,388,436
Matsui Securities Co. Ltd. ................... 1,309,300 7,701,494
MatsukiyoCocokara & Co. ................... 2,414,650 35,258,471
Max Co. Ltd. ............................ 428,400 4,586,953
Maxell Ltd. ............................. 509,900 6,515,277
Maxvalu Tokai Co. Ltd. ..................... 2,500 54,853
Mazda Motor Corp. ....................... 4,310,400 27,745,704
McDonald's Holdings Co. Japan Ltd.
(a)
........... 663,300 34,403,219
MCJ Co. Ltd.
(b)
.......................... 116,700 1,624,837
Mebuki Financial Group, Inc. ................. 6,745,310 56,001,844
Medipal Holdings Corp. ..................... 1,281,000 22,888,043
Megachips Corp. ......................... 74,800 4,662,762
Megmilk Snow Brand Co. Ltd. ................ 271,900 5,463,551
Meidensha Corp. ......................... 254,400 13,899,335
MEIJI Holdings Co. Ltd. .................... 1,761,400 41,806,610
Meiko Electronics Co. Ltd. ................... 150,100 30,306,242
MEITEC Group Holdings, Inc. ................ 579,300 11,602,081
Menicon Co. Ltd. ......................... 568,700 5,874,537
Mercari, Inc.
(b)
........................... 835,500 20,327,886
Metaplanet, Inc.
(a) (b)
....................... 3,421,300 7,356,189
METAWATER Co. Ltd. ..................... 126,700 2,740,579
Micronics Japan Co. Ltd. .................... 198,700 16,705,812
Milbon Co. Ltd. .......................... 164,500 2,684,664
MINEBEA MITSUMI, Inc. ................... 2,566,959 51,321,368
Mirai Corp. ............................. 11,820 3,474,350
MIRAIT ONE Corp. ....................... 725,000 18,682,243
MIRARTH Real Estate Investment Corp. ......... 7,898 4,442,288
MISUMI Group, Inc. ....................... 2,018,500 46,462,886
Mitani Sekisan Co. Ltd. ..................... 60,000 657,059
Mitsubishi Chemical Group Corp. .............. 8,747,400 51,281,131
Mitsubishi Corp. .......................... 22,968,200 735,593,748
Mitsubishi Electric Corp. .................... 13,503,800 541,920,664
Mitsubishi Estate Co. Ltd. ................... 7,566,700 215,637,517
Mitsubishi Estate Logistics REIT Investment Corp. .. 11,004 8,548,021
Mitsubishi Gas Chemical Co., Inc. ............. 1,056,200 29,737,011
Mitsubishi HC Capital, Inc. ................... 6,213,170 56,434,868
Mitsubishi Heavy Industries Ltd. ............... 22,841,400 681,721,628
Mitsubishi Logistics Corp. ................... 1,945,100 17,422,255
Mitsubishi Materials Corp. ................... 835,500 27,532,002
Mitsubishi Motors Corp. .................... 4,839,300 9,451,393
Mitsubishi Pencil Co. Ltd.
(a)
.................. 169,700 2,538,007

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Mitsubishi Research Institute, Inc. .............. 24,200 $ 694,710
Mitsubishi UFJ Financial Group, Inc. ............ 80,129,600 1,439,354,798
Mitsuboshi Belting Ltd. ..................... 166,300 4,189,871
Mitsui & Co. Ltd. ......................... 17,591,600 660,492,582
Mitsui Chemicals, Inc. ...................... 2,505,300 30,562,347
Mitsui DM Sugar Co. Ltd. ................... 108,800 2,303,170
Mitsui E&S Co. Ltd. ....................... 708,800 25,562,345
Mitsui Fudosan Accommodations Fund, Inc. , Class A . 16,185 13,512,053
Mitsui Fudosan Co. Ltd. .................... 18,799,400 205,891,472
Mitsui Fudosan Logistics Park, Inc. ............. 22,202 15,933,978
Mitsui High-Tec, Inc.
(a)
...................... 763,700 3,182,204
Mitsui Kinzoku Co. Ltd. ..................... 409,400 112,486,112
Mitsui OSK Lines Ltd. ...................... 2,459,900 92,920,583
Mitsui-Soko Holdings Co. Ltd. ................ 374,400 9,403,346
Miura Co. Ltd. ........................... 682,200 14,128,437
MIXI, Inc. .............................. 228,500 3,774,622
Mizuho Financial Group, Inc. ................. 17,731,670 762,509,341
Mizuho Leasing Co. Ltd. .................... 878,700 7,989,462
Mizuno Corp. ........................... 350,400 7,439,031
Mochida Pharmaceutical Co. Ltd. .............. 134,900 2,902,011
Modec, Inc. ............................. 337,600 27,913,016
Monex Group, Inc. ........................ 1,559,600 6,695,732
Money Forward, Inc.
(a) (b)
.................... 312,000 9,551,720
Monogatari Corp. (The) ..................... 242,600 6,525,932
MonotaRO Co. Ltd. ....................... 1,828,500 21,742,104
Mori Hills REIT Investment Corp. , Class A ........ 11,796 10,110,868
Mori Trust REIT, Inc. ....................... 16,760 8,129,107
Morinaga & Co. Ltd. ....................... 553,500 9,444,958
Morinaga Milk Industry Co. Ltd. ............... 538,000 16,234,942
Morita Holdings Corp. ...................... 90,400 1,452,535
MOS Food Services, Inc. ................... 197,900 4,986,845
MS&AD Insurance Group Holdings, Inc. ......... 9,132,600 234,836,288
MTG Co. Ltd. ........................... 107,600 4,042,746
Muninova Holdings, Inc. .................... 2,566,300 7,557,102
Murata Manufacturing Co. Ltd. ................ 11,855,000 393,161,867
Musashi Seimitsu Industry Co. Ltd. ............. 353,000 9,660,411
Musashino Bank Ltd. (The) .................. 455,000 6,911,674
Nabtesco Corp. .......................... 769,000 25,433,282
Nachi-Fujikoshi Corp. ...................... 86,300 2,804,216
Nagase & Co. Ltd. ........................ 2,864,300 21,543,786
Nagawa Co. Ltd.
(a)
........................ 22,000 729,530
Nagoya Railroad Co. Ltd. ................... 1,339,500 15,128,455
Nakanishi, Inc. .......................... 584,000 10,317,487
Namura Shipbuilding Co. Ltd. ................ 370,900 9,715,042
NANKAI Co. Ltd. ......................... 717,400 13,601,271
Nanto Bank Ltd. (The) ..................... 741,500 7,037,571
NEC Corp. ............................. 9,298,100 247,329,552
Nexon Co. Ltd. .......................... 2,622,100 44,267,547
Nextage Co. Ltd. ......................... 379,800 8,336,736
NGK Corp. ............................. 1,628,700 51,565,507
NH Foods Ltd. ........................... 628,000 25,874,911
NHK Spring Co. Ltd. ....................... 1,442,700 26,359,736
Nichias Corp. ........................... 1,490,700 29,577,241
Nichicon Corp. .......................... 512,300 7,836,019
Nichiha Corp. ........................... 127,000 2,517,104
Nichirei Corp. ........................... 1,543,400 18,598,091
NIDEC CORP.
(b)
.......................... 5,949,300 91,641,580
Nifco, Inc. .............................. 643,800 18,970,969
Nihon Dengi Co. Ltd. ...................... 316,000 4,863,049
Nihon Kohden Corp. ....................... 1,181,800 11,007,603
Nihon M&A Center Holdings, Inc. .............. 2,175,100 9,109,804
Nihon Parkerizing Co. Ltd. ................... 831,000 7,642,051
Nikkon Holdings Co. Ltd.
(a)
................... 716,200 23,141,303
Nikon Corp. ............................ 1,829,800 20,244,175
Security Shares Value
a
Japan (continued)
Nintendo Co. Ltd. ......................... 7,863,700 $ 384,683,464
Nippn Corp. ............................ 309,400 5,229,639
Nippon Building Fund, Inc. ................... 56,518 47,328,478
Nippon Densetsu Kogyo Co. Ltd. .............. 156,600 4,888,774
Nippon Electric Glass Co. Ltd. ................ 553,700 28,904,468
NIPPON EXPRESS HOLDINGS, INC. ........... 1,515,300 39,798,201
Nippon Gas Co. Ltd. ....................... 775,600 13,314,415
Nippon Kanzai Holdings Co. Ltd. .............. 42,300 781,797
Nippon Kayaku Co. Ltd. .................... 985,600 10,930,965
Nippon Light Metal Holdings Co. Ltd. ............ 549,860 10,070,436
Nippon Paint Holdings Co. Ltd. ................ 6,749,100 42,566,755
Nippon Paper Industries Co. Ltd. .............. 752,200 6,311,711
Nippon Prologis REIT, Inc. ................... 49,230 28,112,561
NIPPON REIT Investment Corp. ............... 12,206 6,977,976
Nippon Sanso Holdings Corp.
(a)
............... 1,214,700 42,824,810
Nippon Seiki Co. Ltd. ...................... 281,900 4,611,865
Nippon Shinyaku Co. Ltd. ................... 385,800 11,828,891
Nippon Shokubai Co. Ltd. ................... 722,000 9,939,745
Nippon Soda Co. Ltd. ...................... 254,600 5,900,468
Nippon Steel Corp. ........................ 34,051,940 125,362,174
Nippon Television Holdings, Inc. ............... 334,700 6,362,881
Nippon Yusen KK ......................... 2,953,300 106,137,711
Nipro Corp. ............................. 1,066,600 10,354,115
Nishimatsu Construction Co. Ltd. .............. 199,000 7,319,052
Nishimatsuya Chain Co. Ltd. ................. 356,200 4,548,202
Nishi-Nippon Financial Holdings, Inc. ........... 1,000,300 25,116,651
Nishi-Nippon Railroad Co. Ltd. ................ 585,400 10,723,448
Nishio Holdings Co. Ltd. .................... 35,000 965,524
Nissan Chemical Corp. ..................... 914,000 39,520,922
Nissan Motor Co. Ltd.
(b)
..................... 15,861,500 36,291,375
Nissan Shatai Co. Ltd. ..................... 241,100 1,397,586
Nisshin Oillio Group Ltd. (The) ................ 494,100 5,683,286
Nisshin Seifun Group, Inc. ................... 1,543,600 19,716,716
Nisshinbo Holdings, Inc. .................... 1,025,500 13,527,314
Nissin Foods Holdings Co. Ltd. ............... 1,373,500 24,589,972
Nissui Corp. ............................ 2,144,700 16,697,449
Niterra Co. Ltd. .......................... 1,057,200 57,147,485
Nitori Holdings Co. Ltd. ..................... 2,868,000 41,462,009
Nitta Corp. ............................. 100,500 2,856,742
Nittetsu Mining Co. Ltd. ..................... 273,600 4,291,560
Nitto Boseki Co. Ltd. ....................... 173,500 31,877,301
Nitto Denko Corp. ........................ 4,907,300 93,338,112
Nitto Kogyo Corp. ........................ 161,600 4,674,438
Noevir Holdings Co. Ltd. .................... 133,900 3,739,595
NOF Corp. ............................. 1,526,200 31,169,561
Nohmi Bosai Ltd. ......................... 49,900 1,311,481
Nojima Corp. ............................ 1,242,400 9,684,311
NOK Corp. ............................. 675,900 12,019,837
Nomura Co. Ltd. ......................... 711,000 5,311,024
Nomura Holdings, Inc. ..................... 21,332,900 170,872,803
Nomura Micro Science Co. Ltd.
(a)
.............. 225,800 5,323,928
Nomura Real Estate Holdings, Inc. ............. 3,911,800 25,521,552
Nomura Real Estate Master Fund, Inc. .......... 27,971 28,836,635
Nomura Research Institute Ltd. ............... 2,697,040 72,792,403
Noritake Co. Ltd. ......................... 256,800 5,652,793
Noritsu Koki Co. Ltd. ...................... 321,900 4,285,112
Noritz Corp. ............................ 135,500 2,032,219
North Pacific Bank Ltd. ..................... 2,410,600 15,327,421
NS Solutions Corp.
(a)
...................... 438,600 10,161,444
NS United Kaiun Kaisha Ltd. ................. 56,400 2,745,916
NSD Co. Ltd. ........................... 666,200 11,436,293
NSK Ltd. .............................. 2,665,400 21,649,338
NTN Corp. ............................. 3,369,200 8,225,063
NTT UD REIT Investment Corp. ............... 10,618 9,305,290

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
NTT, Inc. .............................. 209,939,300 $ 204,493,594
Nxera Pharma Co. Ltd.
(a) (b)
................... 602,300 3,751,028
Obara Group, Inc.
(a)
....................... 63,400 2,241,180
Obayashi Corp. .......................... 4,603,000 108,219,601
OBIC Business Consultants Co. Ltd. ............ 213,400 8,387,614
Obic Co. Ltd. ............................ 2,294,400 60,969,435
Odakyu Electric Railway Co. Ltd. .............. 2,190,700 21,931,111
Ogaki Kyoritsu Bank Ltd. (The) ................ 214,600 9,607,708
Ohsho Food Service Corp. .................. 239,800 4,484,906
Oji Holdings Corp. ........................ 5,462,200 28,716,920
Okamoto Industries, Inc. .................... 43,900 1,576,313
Okamura Corp. .......................... 612,600 9,829,893
Okasan Securities Group, Inc. ................ 1,511,600 8,727,943
Oki Electric Industry Co. Ltd. ................. 691,800 14,966,100
Okinawa Cellular Telephone Co. ............... 236,800 5,067,514
OKUMA Corp. ........................... 304,600 8,740,992
Okumura Corp. .......................... 202,500 7,959,669
Olympus Corp. .......................... 7,970,600 78,394,954
Omron Corp. ............................ 1,304,600 46,861,019
Ono Pharmaceutical Co. Ltd. ................. 2,658,700 39,322,591
Open House Group Co. Ltd. ................. 565,000 33,252,299
Open Up Group, Inc. ...................... 346,900 3,876,698
Oracle Corp. Japan ....................... 271,800 15,007,117
Organo Corp. ........................... 190,900 19,291,014
Orient Corp. ............................ 679,510 4,411,751
Oriental Land Co. Ltd. ..................... 7,696,200 107,077,058
ORIX Corp. ............................. 8,240,800 277,356,414
Orix JREIT, Inc. .......................... 37,500 23,761,617
Osaka Gas Co. Ltd. ....................... 2,681,300 96,348,252
Osaka Soda Co. Ltd. ...................... 561,100 6,718,118
OSG Corp.
(a)
............................ 601,000 12,569,119
Otsuka Corp. ........................... 1,609,400 29,796,850
Otsuka Holdings Co. Ltd. ................... 3,080,000 224,477,046
PAL GROUP Holdings Co. Ltd. ................ 708,800 6,786,696
PALTAC Corp. ........................... 164,200 4,850,104
Pan Pacific International Holdings Corp. ......... 13,662,000 77,272,970
Panasonic Holdings Corp. ................... 16,619,300 339,961,175
Park24 Co. Ltd. .......................... 975,700 11,473,730
Pasona Group, Inc. ....................... 126,600 1,319,265
Penta-Ocean Construction Co. Ltd. ............. 2,076,900 23,270,102
PeptiDream, Inc.
(b)
........................ 814,100 6,001,140
Persol Holdings Co. Ltd. .................... 12,749,800 18,977,047
PHC Holdings Corp. ....................... 131,700 839,719
Pigeon Corp. ............................ 943,600 10,168,013
PILLAR Corp. ........................... 110,600 6,502,811
Pilot Corp. ............................. 161,800 4,935,398
PKSHA Technology, Inc.
(a) (b)
.................. 165,400 3,491,508
Plus Alpha Consulting Co. Ltd. ................ 128,000 1,791,203
Pola Orbis Holdings, Inc. .................... 702,000 5,797,873
Prestige International, Inc. ................... 360,900 1,532,744
Prima Meat Packers Ltd. .................... 168,500 2,688,695
PS Construction Co. Ltd. .................... 114,500 1,960,795
Raito Kogyo Co. Ltd. ...................... 234,900 5,724,188
Raiznext Corp. .......................... 161,100 2,324,099
Rakus Co. Ltd. .......................... 1,292,900 7,144,427
Rakuten Bank Ltd.
(b)
....................... 701,000 28,323,820
Rakuten Group, Inc.
(b)
...................... 10,875,800 52,952,274
Recruit Holdings Co. Ltd. ................... 10,029,100 464,597,701
Relo Group, Inc. ......................... 734,400 9,182,639
Renesas Electronics Corp. .................. 12,528,000 253,349,280
Rengo Co. Ltd. .......................... 1,516,600 11,949,500
Resona Holdings, Inc. ..................... 14,814,238 185,291,480
Resonac Holdings Corp. .................... 1,250,400 114,429,197
Resorttrust, Inc. .......................... 1,300,800 14,515,650
Security Shares Value
a
Japan (continued)
Ricoh Co. Ltd. ........................... 3,810,800 $ 32,136,957
Ricoh Leasing Co. Ltd. ..................... 65,300 2,536,494
Rigaku Holdings Corp. ..................... 800,600 13,797,188
Riken Keiki Co. Ltd. ....................... 125,800 2,701,872
Rinnai Corp. ............................ 786,600 17,877,001
Riso Kagaku Corp. ........................ 136,000 906,248
Rohm Co. Ltd. ........................... 2,434,400 52,668,104
Rohto Pharmaceutical Co. Ltd. ................ 1,379,200 20,281,087
Roland Corp. ........................... 69,400 1,809,892
Rorze Corp. ............................ 805,800 19,316,137
Round One Corp. ........................ 1,324,500 7,193,962
Royal Holdings Co. Ltd.
(a)
................... 394,200 3,452,130
RS Technologies Co. Ltd. ................... 92,100 3,565,075
Ryohin Keikaku Co. Ltd. .................... 3,602,800 83,238,016
Ryoyo Ryosan Holdings, Inc. ................. 281,204 4,868,348
S Foods, Inc. ........................... 48,700 882,517
Saizeriya Co. Ltd. ........................ 274,800 8,916,892
Sakai Moving Service Co. Ltd. ................ 61,800 1,147,743
Sakata INX Corp. ......................... 49,900 744,809
Sakata Seed Corp. ........................ 200,000 5,243,238
Sakura Internet, Inc.
(a)
...................... 217,900 4,362,577
Samty Residential Investment Corp. ............ 733 487,591
San-A Co. Ltd. ........................... 277,300 5,822,827
San-Ai Obbli Co. Ltd. ...................... 164,000 2,413,219
SanBio Co. Ltd.
(b)
......................... 397,100 4,820,074
Sangetsu Corp. .......................... 310,800 5,916,424
San-In Godo Bank Ltd. (The) ................. 989,800 11,897,294
Sanken Electric Co. Ltd.
(a) (b)
.................. 172,900 10,419,559
Sanki Engineering Co. Ltd. .................. 776,500 11,966,270
Sankyo Co. Ltd. .......................... 1,492,700 17,658,697
Sankyu, Inc. ............................ 290,800 15,626,843
Sanrio Co. Ltd.
(a)
......................... 6,301,000 36,719,752
Sansan, Inc.
(b)
........................... 572,600 4,643,074
Santen Pharmaceutical Co. Ltd. ............... 2,192,400 22,593,728
Sanwa Holdings Corp. ..................... 1,356,300 31,022,144
Sanyo Chemical Industries Ltd. ............... 21,100 672,400
Sanyo Denki Co. Ltd. ...................... 136,800 6,056,385
Sapporo Holdings Ltd. ..................... 2,483,700 27,862,950
Sawai Group Holdings Co. Ltd. ............... 762,200 10,245,919
SBI Holdings, Inc. ........................ 4,008,100 80,875,483
SBS Holdings, Inc. ........................ 58,000 1,545,546
SCREEN Holdings Co. Ltd. .................. 1,164,700 77,220,804
Secom Co. Ltd. .......................... 2,986,400 109,494,657
Sega Sammy Holdings, Inc. .................. 1,237,400 17,939,395
Seibu Holdings, Inc. ....................... 1,518,500 35,734,079
Seiko Epson Corp. ........................ 2,078,800 27,961,379
Seiko Group Corp. ........................ 381,200 14,160,235
Seino Holdings Co. Ltd. .................... 673,400 10,321,577
Seiren Co. Ltd. .......................... 285,500 5,794,979
Sekisui Chemical Co. Ltd. ................... 2,663,400 40,813,581
Sekisui House Ltd. ........................ 4,241,300 92,349,930
Sekisui House REIT, Inc. .................... 31,709 17,216,090
Senko Group Holdings Co. Ltd. ............... 899,900 10,652,248
Senshu Ikeda Holdings, Inc. ................. 1,627,900 9,578,075
Septeni Holdings Co. Ltd. ................... 342,000 919,515
Seria Co. Ltd. ........................... 334,600 7,319,016
Seven & i Holdings Co. Ltd. .................. 14,788,700 176,740,811
Seven Bank Ltd. ......................... 4,943,200 8,347,201
SG Holdings Co. Ltd. ...................... 2,132,500 19,958,215
Sharp Corp.
(a) (b)
.......................... 1,861,699 6,670,710
Shibaura Machine Co. Ltd. .................. 128,300 3,443,545
Shibaura Mechatronics Corp. ................. 495,700 15,400,438
SHIFT, Inc.
(a) (b)
........................... 1,461,300 6,179,206
Shiga Bank Ltd. (The) ...................... 1,187,500 14,640,411

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Shikoku Electric Power Co., Inc. ............... 1,210,300 $ 12,049,942
Shikoku Kasei Holdings Corp. ................ 193,800 6,201,407
Shimadzu Corp. .......................... 1,717,000 39,912,477
Shimamura Co. Ltd. ....................... 998,900 20,889,774
Shimano, Inc. ........................... 537,200 56,360,268
Shimizu Corp. ........................... 3,637,300 70,272,973
Shin-Etsu Chemical Co. Ltd. ................. 12,013,700 553,136,855
Shin-Etsu Polymer Co. Ltd. .................. 123,700 1,683,705
Shinmaywa Industries Ltd. ................... 661,600 10,815,398
Shionogi & Co. Ltd. ....................... 5,390,200 108,897,866
Ship Healthcare Holdings, Inc. ................ 672,400 10,006,344
Shiseido Co. Ltd. ......................... 2,845,900 58,127,232
Shizuoka Financial Group, Inc. ................ 3,064,900 53,806,209
Shizuoka Gas Co. Ltd. ..................... 137,200 1,233,837
SHO-BOND Holdings Co. Ltd. ................ 1,580,200 13,366,447
Shochiku Co. Ltd. ........................ 62,500 4,129,325
Shoei Co. Ltd. ........................... 310,300 3,457,169
Showa Sangyo Co. Ltd. .................... 79,900 1,566,452
Simplex Holdings, Inc. ..................... 926,700 5,198,253
Sinfonia Technology Co. Ltd. ................. 155,400 14,284,946
SKY Perfect JSAT Corp. .................... 1,365,300 29,808,217
Skylark Holdings Co. Ltd. ................... 1,627,100 31,262,603
SMC Corp. ............................. 407,800 200,532,185
SMS Co. Ltd. ........................... 602,500 6,864,630
Socionext, Inc. .......................... 1,284,600 15,632,620
SoftBank Corp. .......................... 201,366,100 283,416,475
SoftBank Group Corp. ..................... 26,476,600 904,409,040
Sojitz Corp. ............................. 1,549,800 58,047,299
Sompo Holdings, Inc. ...................... 6,303,500 234,587,295
Sony Financial Group, Inc. .................. 43,981,900 39,459,104
Sony Group Corp. ........................ 43,821,900 877,986,142
SOSiLA Logistics REIT, Inc. .................. 3,743 2,938,358
Sotetsu Holdings, Inc. ...................... 638,200 10,768,135
Square Enix Holdings Co. Ltd. ................ 1,742,400 27,345,513
Stanley Electric Co. Ltd. .................... 848,100 16,552,258
Star Asia Investment Corp. .................. 16,773 6,034,641
Starts Corp., Inc. ......................... 143,300 4,375,073
Subaru Corp. ........................... 4,139,800 61,663,166
Sugi Holdings Co. Ltd. ..................... 755,700 15,125,355
SUMCO Corp. ........................... 2,525,000 40,285,470
Sumitomo Bakelite Co. Ltd. .................. 577,100 20,326,004
Sumitomo Chemical Co. Ltd. ................. 10,525,000 34,343,957
Sumitomo Corp. ......................... 7,745,700 288,001,955
Sumitomo Electric Industries Ltd. .............. 5,083,400 334,661,648
Sumitomo Forestry Co. Ltd. .................. 3,375,600 30,505,742
Sumitomo Heavy Industries Ltd. ............... 753,700 25,500,389
Sumitomo Metal Mining Co. Ltd. ............... 1,766,700 108,621,814
Sumitomo Mitsui Financial Group, Inc. ........... 26,078,900 920,821,200
Sumitomo Mitsui Trust Group, Inc. ............. 4,462,300 149,189,561
Sumitomo Osaka Cement Co. Ltd. ............. 240,100 5,979,310
Sumitomo Pharma Co. Ltd.
(a) (b)
................ 1,265,500 13,970,955
Sumitomo Realty & Development Co. Ltd. ........ 4,377,200 135,691,417
Sumitomo Rubber Industries Ltd. .............. 1,521,600 19,733,425
Sumitomo Warehouse Co. Ltd. (The) ........... 600,900 14,480,962
Sun Corp.
(a) (b)
........................... 84,500 4,683,172
Sundrug Co. Ltd. ......................... 555,500 13,387,637
Suntory Beverage & Food Ltd. ................ 961,100 27,697,309
Suruga Bank Ltd. ......................... 875,400 12,979,527
Suzuken Co. Ltd. ......................... 411,300 14,558,445
Suzuki Motor Corp. ....................... 11,223,300 125,514,999
SWCC Corp. ............................ 194,600 19,918,618
Synspective, Inc.
(b)
........................ 362,400 3,092,246
Sysmex Corp. ........................... 3,638,500 32,129,557
Systena Corp. ........................... 2,214,400 6,057,628
Security Shares Value
a
Japan (continued)
T Hasegawa Co. Ltd. ...................... 137,000 $ 2,526,772
T&D Holdings, Inc. ........................ 3,333,600 80,766,497
Tadano Ltd. ............................ 788,600 6,913,427
Taihei Dengyo Kaisha Ltd. ................... 171,300 3,136,813
Taiheiyo Cement Corp. ..................... 839,400 19,057,560
Taikisha Ltd. ............................ 271,400 6,028,273
Taisei Corp. ............................ 1,072,400 116,291,848
Taiyo Holdings Co. Ltd. ..................... 589,300 18,154,394
Taiyo Yuden Co. Ltd. ...................... 903,600 37,047,131
Takamatsu Construction Group Co. Ltd. .......... 75,700 1,621,207
Takara Holdings, Inc. ...................... 1,116,400 12,621,941
Takasago Thermal Engineering Co. Ltd. ......... 675,100 19,470,397
Takashimaya Co. Ltd. ...................... 1,893,200 22,509,042
Takeda Pharmaceutical Co. Ltd. ............... 11,273,880 376,917,169
Takeuchi Manufacturing Co. Ltd. .............. 236,900 10,679,178
Takuma Co. Ltd. ......................... 635,600 11,204,162
Tama Home Co. Ltd.
(a)
..................... 129,000 2,929,290
Tamron Co. Ltd. .......................... 992,600 6,868,054
TBS Holdings, Inc. ........................ 214,300 7,579,776
TDK Corp. ............................. 13,802,100 252,363,112
TechMatrix Corp. ......................... 187,900 2,181,529
Techno Ryowa Ltd. ....................... 65,800 2,916,084
Teijin Ltd. .............................. 1,157,400 11,655,997
Tekscend Photomask Corp. .................. 307,700 8,187,068
Terumo Corp. ........................... 9,495,700 120,823,389
THK Co. Ltd. ............................ 777,100 29,132,780
Timee, Inc.
(a) (b)
........................... 436,500 3,546,371
TIS, Inc. ............................... 1,561,400 34,030,756
TKC Corp. ............................. 102,100 2,339,530
Toa Corp. .............................. 559,600 9,998,613
Toagosei Co. Ltd. ......................... 808,200 8,776,766
Tobu Railway Co. Ltd. ...................... 1,227,200 21,915,406
Tocalo Co. Ltd. .......................... 648,900 12,946,170
Toda Corp. ............................. 1,722,900 15,641,680
Toei Animation Co. Ltd. ..................... 523,800 8,749,238
Toei Co. Ltd. ............................ 185,900 6,854,942
Toenec Corp. ........................... 179,500 2,796,792
Toho Bank Ltd. (The) ...................... 1,239,900 5,292,426
Toho Co. Ltd. ........................... 3,819,300 35,532,627
Toho Gas Co. Ltd. ........................ 2,287,800 17,178,340
Toho Holdings Co. Ltd. ..................... 539,200 15,409,158
Tohoku Electric Power Co., Inc. ............... 3,458,900 24,159,595
Tokai Carbon Co. Ltd. ...................... 1,542,100 10,967,750
TOKAI Holdings Corp. ..................... 961,300 6,985,397
Tokai Rika Co. Ltd. ........................ 269,100 4,963,974
Tokai Tokyo Financial Holdings, Inc. ............ 2,265,800 10,208,595
Token Corp. ............................ 52,210 4,235,772
Tokio Marine Holdings, Inc. .................. 13,096,700 599,786,567
Tokuyama Corp. ......................... 548,400 14,087,731
Tokyo Century Corp. ....................... 968,100 13,298,654
Tokyo Electric Power Co. Holdings, Inc.
(b)
......... 10,965,500 41,747,235
Tokyo Electron Device Ltd. .................. 128,600 2,857,589
Tokyo Electron Ltd. ....................... 3,192,800 940,862,692
Tokyo Gas Co. Ltd. ....................... 2,234,700 94,907,403
Tokyo Kiraboshi Financial Group, Inc. ........... 172,900 12,867,309
Tokyo Metro Co. Ltd. ...................... 2,113,100 21,164,069
Tokyo Ohka Kogyo Co. Ltd. .................. 711,400 41,823,060
Tokyo Seimitsu Co. Ltd. .................... 277,200 30,629,391
Tokyo Steel Manufacturing Co. Ltd. ............. 538,000 5,848,242
Tokyo Tatemono Co. Ltd. .................... 1,321,800 30,415,639
Tokyotokeiba Co. Ltd. ...................... 74,000 2,622,254
Tokyu Construction Co. Ltd. .................. 766,400 7,234,585
Tokyu Corp. ............................ 3,511,700 37,336,557
Tokyu Fudosan Holdings Corp. ................ 4,037,500 34,375,804

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Tokyu REIT, Inc. ......................... 7,075 $ 8,726,072
TOMONY Holdings, Inc. .................... 1,086,300 6,134,246
Tomy Co. Ltd. ........................... 709,100 11,520,557
TOPPAN Holdings, Inc. ..................... 1,672,900 49,724,536
Topre Corp. ............................. 181,500 2,758,303
Toray Industries, Inc. ...................... 9,807,600 70,416,105
Toridoll Holdings Corp.
(a)
.................... 340,600 8,802,070
Tosei Corp. ............................. 196,400 2,040,586
Toshiba TEC Corp. ........................ 164,000 2,824,144
Tosoh Corp. ............................ 1,920,400 29,592,861
Totetsu Kogyo Co. Ltd. ..................... 125,000 4,411,553
TOTO Ltd. ............................. 968,300 34,014,674
Towa Corp. ............................. 451,700 8,585,512
Towa Pharmaceutical Co. Ltd. ................ 137,300 3,472,952
Toyo Engineering Corp.
(a) (b)
.................. 199,100 2,910,618
Toyo Seikan Group Holdings Ltd. .............. 875,800 18,164,678
Toyo Suisan Kaisha Ltd. .................... 660,500 45,522,628
Toyo Tanso Co. Ltd. ....................... 106,900 4,164,871
Toyo Tire Corp. .......................... 918,000 22,507,617
Toyobo Co. Ltd. .......................... 712,800 6,513,524
Toyoda Gosei Co. Ltd. ..................... 627,800 18,524,453
Toyota Boshoku Corp. ..................... 643,900 9,110,286
Toyota Motor Corp. ....................... 67,212,125 1,290,164,159
Toyota Tsusho Corp. ....................... 4,863,100 190,904,821
Transcosmos, Inc. ........................ 115,500 2,819,743
TRE Holdings Corp. ....................... 213,400 2,184,849
Trend Micro, Inc. ......................... 901,300 31,372,409
Tri Chemical Laboratories, Inc. ................ 224,700 4,674,392
Trial Holdings, Inc.
(a)
....................... 395,800 9,910,485
Trusco Nakayama Corp. .................... 278,500 3,845,050
TS Tech Co. Ltd. ......................... 628,900 6,888,158
Tsubakimoto Chain Co. ..................... 378,500 5,673,936
Tsuburaya Fields Holdings, Inc. ............... 331,400 3,045,778
Tsugami Corp. ........................... 265,100 7,951,428
Tsumura & Co. .......................... 433,200 10,103,907
Tsuruha Holdings, Inc. ..................... 1,759,100 23,124,319
TV Asahi Holdings Corp. .................... 141,100 2,919,772
UACJ Corp. ............................ 993,500 17,529,241
UBE Corp. ............................. 696,300 10,554,165
Ulvac, Inc. ............................. 306,200 19,282,167
Umios Corp. ............................ 813,600 6,879,213
U-Next Holdings Co. Ltd. .................... 498,200 4,859,324
Unicharm Corp. .......................... 7,909,200 46,079,533
Union Tool Co. .......................... 62,000 6,661,027
United Super Markets Holdings, Inc. ............ 783,400 4,093,266
United Urban Investment Corp. ............... 21,447 24,193,032
Ushio, Inc. ............................. 674,200 13,575,878
USS Co. Ltd. ............................ 2,873,800 31,114,247
UT Group Co. Ltd. ........................ 3,187,200 3,774,276
Valor Holdings Co. Ltd. ..................... 194,300 4,579,649
Visional, Inc.
(b)
........................... 185,800 8,768,103
Wacoal Holdings Corp. ..................... 288,100 8,498,442
Wacom Co. Ltd. .......................... 995,900 4,583,843
West Holdings Corp.
(a)
..................... 142,330 2,615,588
West Japan Railway Co. .................... 2,910,000 52,675,593
WingArc1st, Inc. ......................... 105,300 1,795,811
Workman Co. Ltd. ........................ 151,000 6,944,524
Yakult Honsha Co. Ltd. ..................... 1,839,800 32,038,429
Yamada Holdings Co. Ltd. ................... 3,813,700 12,723,295
Yamaguchi Financial Group, Inc. .............. 1,377,600 23,671,255
Yamaha Corp. ........................... 2,830,200 20,197,695
Yamaha Motor Co. Ltd. ..................... 6,457,400 45,356,611
Yamanashi Chuo Bank Ltd. (The) .............. 180,600 6,213,330
Yamato Holdings Co. Ltd. ................... 1,712,600 19,402,628
Security Shares Value
a
Japan (continued)
Yamato Kogyo Co. Ltd. ..................... 247,500 $ 18,892,098
Yamazaki Baking Co. Ltd. ................... 866,600 18,126,728
Yamazen Corp. .......................... 614,300 6,033,010
Yaskawa Electric Corp. ..................... 1,608,700 57,044,519
Yellow Hat Ltd. .......................... 325,600 3,151,361
Yodoko Ltd. ............................ 752,000 6,456,799
Yokogawa Bridge Holdings Corp. .............. 158,200 2,963,887
Yokogawa Electric Corp. .................... 1,635,500 56,944,385
Yokohama Financial Group, Inc. ............... 7,379,500 70,050,630
Yokohama Rubber Co. Ltd. (The) .............. 919,700 37,433,386
Yonex Co. Ltd. ........................... 379,200 6,420,803
Yoshinoya Holdings Co. Ltd. ................. 567,400 11,446,255
Yuasa Co. Ltd. .......................... 68,100 2,598,864
Zacros Corp. ............................ 55,600 488,013
Zenkoku Hosho Co. Ltd. .................... 829,900 16,719,393
Zensho Holdings Co. Ltd. ................... 707,900 39,015,902
Zeon Corp. ............................. 1,010,800 11,781,835
ZERIA Pharmaceutical Co. Ltd. ............... 25,200 347,525
Zojirushi Corp. ........................... 165,200 1,663,780
ZOZO, Inc. ............................. 3,109,000 20,931,213
Zuken, Inc. ............................. 50,700 1,431,290
44,789,374,508
a
Netherlands  —  4 .7%
Aalberts N.V. ............................ 714,686 27,148,467
ABN AMRO Bank N.V., CVA ................. 4,155,037 144,665,161
Adyen N.V.
(b) (d)
........................... 179,518 202,578,038
Aegon Ltd. ............................. 9,133,308 75,684,063
AerCap Holdings N.V. ...................... 1,207,315 171,692,266
Akzo Nobel N.V. ......................... 1,218,461 71,519,668
Allfunds Group PLC ....................... 2,280,574 23,339,698
AMG Critical Materials N.V. .................. 248,280 10,479,669
Arcadis N.V. ............................ 533,636 22,854,331
ASM International N.V. ..................... 333,816 326,564,037
ASML Holding N.V. ....................... 2,768,606 4,002,146,237
ASR Nederland N.V. ....................... 1,152,353 87,532,062
Basic-Fit N.V.
(a) (b) (d)
........................ 359,382 12,046,282
BE Semiconductor Industries N.V. ............. 518,929 151,794,268
Coca-Cola Europacific Partners PLC ............ 1,505,423 142,367,853
Corbion N.V. ............................ 423,388 9,461,640
CSG N.V.
(b)
............................. 1,470,880 31,855,561
CVC Capital Partners PLC
(d)
................. 1,547,373 23,550,846
DSM-Firmenich AG ....................... 1,236,359 92,342,145
Eurocommercial Properties N.V. ............... 340,687 11,176,509
EXOR N.V. ............................. 660,026 51,774,677
Flow Traders Ltd.
(b)
........................ 255,675 8,227,998
Fugro N.V. ............................. 795,225 11,532,026
Havas N.V.
(b)
............................ 500,200 9,520,827
Heineken Holding N.V. ..................... 932,257 66,247,099
Heineken N.V. ........................... 2,067,892 160,984,896
IMCD N.V. ............................. 420,544 49,449,557
ING Groep N.V. .......................... 20,901,148 604,907,991
InPost SA
(b)
............................. 1,774,340 31,825,051
Koninklijke Ahold Delhaize N.V. ............... 6,377,234 299,535,240
Koninklijke BAM Groep N.V. ................. 1,996,835 21,964,443
Koninklijke Heijmans N.V. ................... 60,637 6,135,105
Koninklijke KPN N.V. ...................... 27,609,854 147,644,896
Koninklijke Philips N.V. ..................... 5,468,814 144,255,106
Koninklijke Vopak N.V. ..................... 456,633 22,853,900
Magnum Ice Cream Co. N.V. (The)
(b)
............ 3,489,091 50,941,434
NN Group N.V. .......................... 1,868,387 163,547,017
OCI N.V.
(b)
............................. 741,471 3,139,226
Pharming Group N.V.
(a) (b)
.................... 5,298,718 8,948,443
Pharvaris N.V.
(b)
.......................... 112,135 3,477,306
PostNL N.V. ............................ 2,417,491 2,694,793

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Netherlands (continued)
Prosus N.V.
(b)
........................... 9,339,608 $ 452,158,112
Randstad N.V. ........................... 778,278 23,061,462
SBM Offshore N.V. ........................ 993,977 42,523,722
Signify N.V.
(d)
............................ 907,718 20,645,120
Sligro Food Group N.V.
(a)
.................... 157,284 2,399,752
TKH Group N.V. ......................... 294,955 15,116,241
TomTom N.V.
(b)
.......................... 654,901 3,594,140
Universal Music Group N.V. .................. 7,869,115 164,996,409
Van Lanschot Kempen N.V. .................. 234,790 17,989,391
Wereldhave N.V. ......................... 277,751 7,182,678
Wolters Kluwer N.V. ....................... 1,679,165 131,051,117
8,391,123,976
a
New Zealand  —  0 .2%
Air New Zealand Ltd.
(a)
..................... 5,804,149 1,457,241
Auckland International Airport Ltd. ............. 11,184,149 54,508,061
Contact Energy Ltd. ....................... 6,189,898 34,738,490
EBOS Group Ltd. ......................... 1,334,328 16,774,055
Fisher & Paykel Healthcare Corp. Ltd. ........... 4,236,880 91,305,896
Fletcher Building Ltd.
(b)
..................... 7,082,722 11,699,888
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd. ....................... 6,919,490 7,725,734
Infratil Ltd. ............................. 6,947,388 51,178,034
Kiwi Property Group Ltd. .................... 8,493,130 4,590,846
Mercury NZ Ltd. .......................... 5,110,293 20,226,673
Meridian Energy Ltd. ...................... 9,452,465 31,717,376
Ryman Healthcare Ltd.
(b)
.................... 6,706,320 8,434,693
Spark New Zealand Ltd. .................... 13,760,767 16,908,685
351,265,672
a
Norway  —  0 .9%
Aker ASA , Class A ........................ 173,043 20,059,817
Aker BP ASA ............................ 2,240,965 87,604,455
Aker Solutions ASA ....................... 1,994,694 9,077,067
Atea ASA
(b)
............................. 706,434 11,910,261
Austevoll Seafood ASA ..................... 738,669 7,476,737
Bakkafrost P/F .......................... 351,725 17,539,364
BLUENORD ASA
(b)
....................... 68,164 4,338,330
BW LPG Ltd.
(d)
.......................... 711,894 14,222,973
BW Offshore Ltd. ......................... 64,971 368,871
Cadeler A.S.
(a) (b)
.......................... 1,385,330 9,540,437
DNB Bank ASA .......................... 6,361,470 192,646,550
DNO ASA .............................. 3,113,485 6,726,757
DOF Group ASA ......................... 1,040,854 15,436,370
Elkem ASA
(b) (d)
........................... 2,549,573 7,457,708
Entra ASA
(d)
............................ 675,652 7,671,980
Equinor ASA ............................ 5,456,526 222,065,469
Europris ASA
(d)
.......................... 1,138,973 11,629,826
Frontline PLC ........................... 1,066,201 38,782,663
Gjensidige Forsikring ASA ................... 1,432,380 40,237,070
Hoegh Autoliners ASA ..................... 763,532 10,919,726
Kitron ASA ............................. 1,552,783 16,760,529
Kongsberg Gruppen ASA ................... 3,124,311 104,540,504
Kongsberg Maritime A.S.
(b)
.................. 3,124,936 20,480,546
Leroy Seafood Group ASA ................... 1,980,848 9,715,342
LINK Mobility Group Holding ASA
(a) (b)
............ 1,484,349 3,963,733
Mowi ASA .............................. 3,369,049 74,749,912
MPC Container Ships ASA .................. 2,671,841 6,355,214
NORBIT ASA ........................... 253,804 6,254,258
Nordic Semiconductor ASA
(b)
................. 1,288,116 26,473,404
Norsk Hydro ASA ......................... 9,809,889 108,266,987
Norwegian Air Shuttle ASA .................. 4,849,224 7,602,376
Odfjell Drilling Ltd. ........................ 701,016 7,521,128
Orkla ASA .............................. 4,989,334 61,538,504
Paratus Energy Services Ltd. ................. 690,388 3,830,231
Security Shares Value
a
Norway (continued)
Protector Forsikring ASA .................... 655,373 $ 33,151,156
Salmar ASA ............................ 489,535 29,536,851
Scatec ASA
(b) (d)
.......................... 904,681 11,766,604
SpareBank 1 Nord Norge ................... 632,473 10,721,650
Sparebank 1 Oestlandet .................... 90,425 1,983,979
SpareBank 1 SMN ........................ 1,324,164 29,557,041
SpareBank 1 Sor-Norge ASA ................. 1,423,053 30,754,577
Stolt-Nielsen Ltd. ......................... 171,100 5,577,320
Storebrand ASA .......................... 2,995,791 57,911,489
Subsea 7 SA ............................ 1,596,946 57,528,020
Telenor ASA ............................ 4,287,031 70,565,936
TGS ASA .............................. 1,429,792 23,226,191
TOMRA Systems ASA ..................... 1,614,791 16,480,617
Vend Marketplaces ASA .................... 1,215,615 33,432,135
Wallenius Wilhelmsen ASA , Class B ............ 815,668 10,441,593
Wilh Wilhelmsen Holding ASA , Class A .......... 95,485 7,131,976
Yara International ASA ..................... 1,177,682 68,561,007
1,692,093,241
a
Portugal  —  0 .2%
Altri SGPS SA
(a)
.......................... 816,282 4,785,107
Banco Comercial Portugues SA , Class R ......... 52,808,899 56,446,427
Corticeira Amorim SGPS SA ................. 47,650 359,239
CTT-Correios de Portugal SA ................. 1,013,965 7,628,154
EDP Renovaveis SA ....................... 2,253,726 37,684,037
EDP SA ............................... 21,779,087 118,789,232
Galp Energia SGPS SA .................... 2,937,141 68,699,576
Jeronimo Martins SGPS SA .................. 1,938,292 46,543,959
Mota-Engil SGPS SA
(a)
..................... 863,043 4,896,730
Navigator Co. SA (The) ..................... 2,094,614 8,236,285
NOS SGPS SA .......................... 1,560,856 10,307,035
REN - Redes Energeticas Nacionais SGPS SA ..... 3,719,481 16,479,263
Sonae SGPS SA ......................... 8,243,512 18,846,891
399,701,935
a
Singapore  —  1 .7%
AIMS APAC REIT ........................ 537,193 637,305
Bitdeer Technologies Group , Class A
(a) (b)
......... 793,481 8,958,400
CapitaLand Ascendas REIT .................. 28,471,338 55,959,460
CapitaLand Ascott Trust .................... 15,828,568 11,151,565
CapitaLand China Trust
(a)
................... 8,460,080 4,423,896
Capitaland India Trust ...................... 5,791,246 4,777,505
CapitaLand Integrated Commercial Trust ......... 45,677,005 85,074,160
CapitaLand Investment Ltd. .................. 17,997,300 39,470,244
CDL Hospitality Trusts
(a)
.................... 8,543,646 5,448,805
Centurion Accommodation REIT
(a) (b)
............ 3,618,800 3,131,436
Centurion Corp. Ltd. ....................... 1,159,700 1,494,271
China Aviation Oil Singapore Corp. Ltd. .......... 1,822,900 3,040,301
City Developments Ltd. ..................... 4,097,800 26,373,183
ComfortDelGro Corp. Ltd. ................... 14,631,000 17,034,363
DBS Group Holdings Ltd. ................... 14,912,590 687,629,472
Digital Core REIT Management Pte Ltd. ......... 6,223,600 3,213,510
ESR-REIT ............................. 5,129,342 9,765,150
Far East Hospitality Trust
(a)
.................. 624,000 281,898
First Resources Ltd. ....................... 4,189,700 11,509,123
Frasers Centrepoint Trust ................... 10,131,454 18,670,445
Frasers Logistics & Commercial Trust ........... 20,846,086 15,754,154
Genting Singapore Ltd.
(a)
.................... 49,539,200 26,583,663
Golden Agri-Resources Ltd. .................. 48,622,400 12,117,578
Grab Holdings Ltd. , Class A
(b)
................. 17,052,959 65,142,303
Hafnia Ltd. ............................. 2,070,262 18,356,992
Hong Leong Asia Ltd.
(a)
..................... 926,100 2,116,462
Hutchison Port Holdings Trust , Class U .......... 36,814,400 7,731,024
iFAST Corp. Ltd.
(a)
........................ 1,317,500 9,069,287
Keppel DC REIT ......................... 16,212,493 30,005,011

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Singapore (continued)
Keppel Infrastructure Trust .................. 26,972,069 $ 11,443,210
Keppel Ltd. ............................. 10,951,700 93,740,158
Keppel REIT
(a)
........................... 28,489,023 20,058,124
Lendlease Global Commercial REIT ............ 16,291,319 7,295,767
Mapletree Industrial Trust ................... 16,046,120 24,901,497
Mapletree Logistics Trust ................... 24,787,679 23,863,065
Mapletree Pan Asia Commercial Trust
(a)
.......... 16,122,556 16,382,407
NETLINK NBN TRUST ..................... 26,871,500 21,323,236
Olam Group Ltd.
(a)
........................ 5,848,900 4,687,208
Oversea-Chinese Banking Corp. Ltd. ........... 23,896,600 412,278,459
Parkway Life REIT ........................ 3,217,500 10,180,567
Raffles Medical Group Ltd. .................. 8,021,300 6,270,579
Riverstone Holdings Ltd.
(a)
................... 3,343,400 1,959,261
Sasseur REIT ........................... 298,200 157,163
SATS Ltd. .............................. 7,498,526 19,516,443
Sea Ltd. , Class A , ADR
(b)
.................... 2,824,451 239,739,401
Seatrium Ltd. ........................... 16,582,887 30,742,316
Sembcorp Industries Ltd. ................... 6,541,100 34,327,306
Sheng Siong Group Ltd. .................... 5,824,200 13,883,321
SIA Engineering Co. Ltd.
(a)
................... 568,500 1,403,718
Singapore Airlines Ltd. ..................... 11,095,400 54,952,494
Singapore Exchange Ltd. ................... 5,850,200 100,031,053
Singapore Post Ltd.
(a)
...................... 11,946,300 3,243,964
Singapore Technologies Engineering Ltd. ......... 11,582,500 98,155,626
Singapore Telecommunications Ltd. ............ 53,526,900 193,863,607
Starhill Global REIT ....................... 13,057,400 5,655,289
StarHub Ltd.
(a)
........................... 5,015,300 4,176,790
Stoneweg Europe Stapled Trust , NVS ........... 1,145,040 2,088,486
Suntec REIT ............................ 16,094,200 18,937,549
Super Hi International Holding Ltd.
(a) (b)
........... 916,000 1,254,859
UMS Integration Ltd.
(a)
..................... 5,248,350 9,025,548
United Overseas Bank Ltd. .................. 8,817,300 251,108,413
UOB-Kay Hian Holdings Ltd. ................. 2,066,700 6,618,877
UOL Group Ltd. .......................... 3,477,600 29,092,604
Venture Corp. Ltd. ........................ 2,069,200 26,411,119
Wilmar International Ltd. .................... 13,825,500 39,435,492
Yangzijiang Financial Holding Ltd.
(a) (b)
........... 17,117,000 3,523,972
Yangzijiang Maritime Development Ltd.
(a) (b)
........ 18,760,400 9,974,991
Yangzijiang Shipbuilding Holdings Ltd.
(a)
......... 18,630,300 63,537,960
Yanlord Land Group Ltd.
(a) (b)
.................. 6,833,300 3,741,574
3,103,904,439
a
Spain  —  3 .5%
Acciona SA ............................. 180,354 52,497,890
Acerinox SA ............................ 1,331,815 21,857,375
ACS Actividades de Construccion y Servicios SA ... 1,291,861 186,201,919
Aena SME SA
(d)
.......................... 5,299,992 144,756,585
Almirall SA ............................. 563,326 8,338,909
Amadeus IT Group SA ..................... 3,199,537 184,620,626
Atresmedia Corp. de Medios de Comunicacion SA .. 892,546 5,432,158
Banco Bilbao Vizcaya Argentaria SA ............ 40,648,710 897,621,054
Banco de Sabadell SA ..................... 36,279,699 140,656,326
Banco Santander SA ...................... 104,353,158 1,273,350,296
Bankinter SA ............................ 4,789,110 79,695,931
CaixaBank SA ........................... 27,386,750 348,587,923
Cellnex Telecom SA
(d)
...................... 3,437,621 115,719,294
CIE Automotive SA ........................ 422,124 14,389,902
Colonial SFL Socimi SA .................... 2,258,678 14,486,554
Construcciones y Auxiliar de Ferrocarriles SA ...... 187,761 14,135,641
Distribuidora Internacional de Alimentacion SA
(b)
.... 50,578 2,335,958
eDreams ODIGEO SA
(a) (b)
................... 336,519 1,374,400
Elecnor SA ............................. 131,769 5,856,588
Enagas SA ............................. 1,616,841 32,354,164
Ence Energia y Celulosa SA
(a) (b)
............... 1,197,963 3,447,399
Endesa SA ............................. 2,306,101 103,363,325
Security Shares Value
a
Spain (continued)
Ferrovial N.V. ........................... 3,669,124 $ 251,964,215
Fluidra SA ............................. 685,912 16,051,469
Gestamp Automocion SA
(d)
.................. 1,392,897 5,279,034
Grenergy Renovables SA
(b)
.................. 95,434 13,530,335
Grifols SA .............................. 2,193,555 23,128,982
Iberdrola SA ............................ 45,751,822 1,072,615,384
Indra Sistemas SA
(a)
....................... 578,221 33,256,008
Industria de Diseno Textil SA ................. 7,952,337 475,952,399
International Consolidated Airlines Group SA , Class DI 8,494,498 42,852,280
Laboratorios Farmaceuticos Rovi SA ............ 153,360 14,334,981
Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros ........................... 4,342,136 6,064,414
Logista Integral SA ........................ 412,008 16,096,395
Mapfre SA ............................. 4,753,296 23,268,934
Melia Hotels International SA ................. 864,891 11,280,630
Merlin Properties Socimi SA ................. 2,814,487 49,217,465
Naturgy Energy Group SA ................... 1,892,846 59,492,791
Neinor Homes SA
(d)
....................... 487,573 9,539,278
Pharma Mar SA
(b)
......................... 104,566 11,791,469
Prosegur Cash SA
(d)
....................... 207,254 159,081
Prosegur Cia de Seguridad SA ................ 1,389,343 4,394,472
Redeia Corp. SA ......................... 1,672,728 29,251,631
Repsol SA ............................. 8,053,149 216,316,901
Sacyr SA .............................. 4,146,518 22,826,391
Solaria Energia y Medio Ambiente SA
(b)
.......... 584,735 16,674,597
Tecnicas Reunidas SA
(b)
.................... 404,992 16,781,459
Telefonica SA ........................... 26,210,506 118,275,389
Unicaja Banco SA
(d)
....................... 9,065,262 29,428,866
Vidrala SA ............................. 153,413 13,839,494
Viscofan SA ............................ 288,806 20,337,424
6,275,082,385
a
Sweden  —  4 .0%
AAK AB ............................... 1,323,998 37,978,829
AcadeMedia AB
(d)
......................... 240,578 2,579,645
AddLife AB , Class B ....................... 802,249 12,508,889
Addnode Group AB , Class B ................. 686,252 3,566,967
AddTech AB , Class B ...................... 1,875,463 68,878,219
AFRY AB .............................. 754,833 9,213,365
Alfa Laval AB ........................... 2,099,038 126,318,526
Alleima AB ............................. 1,399,986 12,543,187
Ambea AB
(d)
............................ 460,054 6,980,972
Apotea AB
(a) (b)
........................... 258,970 2,211,669
AQ Group AB ........................... 238,680 5,698,885
Arjo AB , Class B ......................... 1,687,476 4,454,325
Asker Healthcare Group AB
(b)
................. 1,092,399 8,938,913
Asmodee Group AB , Class B
(b)
................ 1,109,136 14,884,184
Assa Abloy AB , Class B .................... 7,212,364 277,587,274
Atlas Copco AB , Class A .................... 19,342,961 371,725,890
Atlas Copco AB , Class B .................... 10,929,500 186,360,203
Atrium Ljungberg AB , Class B ................ 1,931,710 6,203,482
Attendo AB
(d)
............................ 928,867 10,746,522
Avanza Bank Holding AB ................... 913,814 33,032,766
Axfood AB ............................. 818,095 24,978,580
Beijer Ref AB ........................... 2,913,371 41,275,612
Betsson AB , Class B ...................... 864,225 8,789,443
Better Collective A.S.
(a) (b)
.................... 256,305 3,947,531
Bilia AB , Class A ......................... 593,270 8,070,695
Billerud Aktiebolag ........................ 1,644,720 11,306,023
BioArctic AB , Class B
(b) (d)
.................... 318,072 11,155,042
BioGaia AB , Class B ....................... 735,148 9,489,073
Boliden AB ............................. 2,041,113 107,291,880
BoneSupport Holding AB
(b) (d)
................. 450,280 10,870,813
Boozt AB
(b) (d)
............................ 393,251 5,038,758
Bravida Holding AB
(d)
...................... 1,635,947 16,903,885

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Sweden (continued)
Bufab AB .............................. 854,865 $ 10,981,234
Bure Equity AB .......................... 369,799 10,763,910
Camurus AB
(b)
........................... 286,941 16,623,309
Castellum AB ........................... 2,960,626 37,895,823
Catena AB ............................. 305,018 14,388,379
Cibus Real Estate AB publ ................... 490,147 7,798,608
Clas Ohlson AB , Class B .................... 257,171 11,097,119
Cloetta AB , Class B ....................... 1,741,712 8,930,454
Coffee Stain Group AB , Class B
(a) (b)
............. 990,628 2,340,033
Corem Property Group AB , Class B ............ 3,818,157 1,325,493
Creades AB , Class A ...................... 302,128 2,327,275
Dios Fastigheter AB ....................... 493,767 3,403,354
Dometic Group AB
(b) (d)
...................... 2,219,248 7,499,449
Dynavox Group AB
(b)
...................... 637,064 5,661,978
Electrolux AB , Class B
(b)
.................... 1,680,720 9,396,637
Electrolux Professional AB , Class B ............ 1,988,599 10,001,916
Elekta AB , Class B ........................ 2,705,191 15,711,282
Embracer Group AB , Class B
(b)
................ 990,461 6,831,152
Engcon AB , Class B ....................... 269,519 1,951,801
Epiroc AB , Class A ........................ 4,822,056 139,209,828
Epiroc AB , Class B ........................ 2,618,648 65,250,821
EQT AB ............................... 3,527,678 115,110,058
Essity AB , Class B ........................ 4,370,480 115,738,254
Evolution AB
(d)
........................... 960,829 67,715,083
Fabege AB ............................. 1,713,686 14,398,109
Fastighets AB Balder , Class B
(b)
............... 5,324,312 31,850,917
Getinge AB , Class B ....................... 1,663,795 33,495,260
Granges AB ............................ 801,877 15,086,083
H & M Hennes & Mauritz AB , Class B ........... 3,548,068 63,679,652
Hemnet Group AB ........................ 622,321 8,067,413
Hexagon AB , Class B ...................... 14,730,734 160,932,383
Hexpol AB ............................. 1,948,879 15,862,907
HMS Networks AB ........................ 198,775 11,604,313
Hoist Finance AB
(d)
........................ 287,964 4,432,015
Holmen AB , Class B ....................... 609,869 20,979,058
Hufvudstaden AB , Class A ................... 878,796 11,703,626
Husqvarna AB , Class B ..................... 2,748,108 13,238,654
Industrivarden AB , Class A .................. 836,159 44,421,573
Industrivarden AB , Class C .................. 1,111,810 58,498,659
Indutrade AB ............................ 1,956,747 42,273,211
Instalco AB ............................. 1,521,033 6,306,371
Intrum AB
(b)
............................. 665,212 2,566,392
Investment AB Latour , Class B ................ 1,036,996 23,806,067
Investor AB , Class B ....................... 13,036,179 529,080,646
INVISIO AB ............................. 256,490 7,429,150
Inwido AB .............................. 546,309 8,340,944
JM AB ................................ 446,100 5,607,606
Kinnevik AB , Class B
(b)
..................... 1,815,183 10,452,861
L E Lundbergforetagen AB , Class B ............ 547,880 31,757,593
Lagercrantz Group AB , Class B ............... 1,477,571 39,072,115
Lifco AB , Class B ......................... 1,682,559 52,942,103
Lindab International AB ..................... 590,100 9,763,246
Loomis AB ............................. 517,799 23,992,246
Medcap AB
(b)
............................ 43,485 2,259,793
Medicover AB , Class B ..................... 448,661 10,083,362
Mildef Group AB
(a)
........................ 351,635 6,592,621
Millicom International Cellular SA
(b)
............. 720,889 61,189,058
MIPS AB .............................. 189,387 5,615,045
Modern Times Group MTG AB , Class B
(b)
......... 623,191 8,497,982
Munters Group AB
(d)
....................... 953,089 21,011,647
Mycronic AB ............................ 1,090,235 34,402,062
NCAB Group AB
(b)
........................ 1,066,877 8,331,411
NCC AB , Class B ......................... 612,762 13,220,567
New Wave Group AB , Class B ................ 635,774 6,689,077
Security Shares Value
a
Sweden (continued)
Nibe Industrier AB , Class B .................. 10,992,013 $ 49,968,055
NOBA Bank Group AB
(b)
.................... 1,218,277 11,163,113
Nolato AB , Class B ........................ 1,561,170 8,386,887
Nordea Bank Abp ........................ 22,112,841 415,829,458
Nordnet AB publ ......................... 1,003,630 33,080,594
Norion Bank AB
(b)
......................... 133,157 758,610
NP3 Fastigheter AB ....................... 199,562 5,633,086
Nyfosa AB ............................. 1,287,475 9,342,918
Pandox AB , Class B ....................... 738,853 13,556,275
Paradox Interactive AB ..................... 237,098 3,461,678
Peab AB , Class B ........................ 1,316,862 12,793,825
Platzer Fastigheter Holding AB , Class B ......... 406,793 3,044,531
Plejd AB
(b)
.............................. 50,095 5,458,349
Polestar Automotive Holding UK PLC , Class A , ADR
(a) (b)
307,654 5,688,522
Ratos AB , Class B ........................ 1,573,728 5,593,048
RaySearch Laboratories AB .................. 168,986 3,486,728
Saab AB , Class B ........................ 2,286,439 138,794,176
Sagax AB , Class B ........................ 1,627,746 32,393,608
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 9,086,515 3,306,782
Sandvik AB ............................. 7,605,065 319,923,187
Scandic Hotels Group AB
(d)
.................. 1,142,264 11,139,849
Sdiptech AB , Class B
(b)
..................... 202,079 4,950,884
Sectra AB , Class B ........................ 967,913 26,932,489
Securitas AB , Class B ...................... 3,551,839 59,610,339
Sinch AB
(a) (b) (d)
........................... 4,912,609 15,586,288
Skandinaviska Enskilda Banken AB , Class A ...... 10,951,095 216,745,924
Skanska AB , Class B ...................... 2,455,081 66,305,148
SKF AB , Class B ......................... 2,421,455 60,969,144
SkiStar AB ............................. 176,424 3,058,621
Spotify Technology SA
(b)
.................... 1,116,586 498,611,478
SSAB AB , Class A ........................ 1,498,732 13,488,881
SSAB AB , Class B ........................ 4,558,803 41,506,941
Storskogen Group AB , Class B ................ 10,714,119 10,586,800
Storytel AB ............................. 274,907 2,877,714
Svenska Cellulosa AB SCA , Class B ............ 4,388,092 50,281,410
Svenska Handelsbanken AB , Class A ........... 10,473,507 148,827,817
Svolder AB , Class B ....................... 667,322 3,743,649
Sweco AB , Class B ....................... 1,516,253 20,725,258
Swedbank AB , Class A ..................... 6,111,839 216,048,751
Swedish Orphan Biovitrum AB
(b)
............... 1,409,906 66,143,043
Synsam AB ............................. 762,781 4,700,207
Tele2 AB , Class B ........................ 3,909,655 80,223,567
Telefonaktiebolaget LM Ericsson , Class B ........ 19,841,210 236,685,741
Telia Co. AB ............................ 16,728,240 87,439,264
Thule Group AB
(d)
......................... 790,016 19,733,461
Trelleborg AB , Class B ..................... 1,459,230 59,914,561
Troax Group AB .......................... 165,085 1,902,472
Truecaller AB , Class B ..................... 2,045,160 2,669,213
Verisure PLC
(b)
.......................... 1,814,300 22,669,466
Vimian Group AB
(a) (b)
....................... 1,383,312 4,509,782
Vitec Software Group AB , Class B ............. 224,303 6,218,557
Vitrolife AB ............................. 535,914 6,104,818
Volvo AB , Class B ........................ 11,369,203 396,293,294
Wallenstam AB , Class B .................... 2,710,540 11,526,841
Wihlborgs Fastigheter AB ................... 2,081,603 18,403,174
Xvivo Perfusion AB
(a) (b)
..................... 196,677 5,904,639
Yubico AB
(a) (b)
........................... 328,705 1,519,496
7,215,239,506
a
Switzerland  —  8 .5%
ABB Ltd. , Registered ...................... 11,162,529 1,128,974,428
Accelleron Industries AG .................... 680,189 72,875,325
Adecco Group AG , Registered
(a)
............... 1,224,876 28,227,243
Alcon AG .............................. 3,545,873 264,707,554
Allreal Holding AG , Registered ................ 111,919 30,564,031

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Switzerland (continued)
ALSO Holding AG , Registered ................ 41,759 $ 8,611,754
ams-OSRAM AG
(b)
........................ 699,251 11,231,118
Aryzta AG
(b)
............................. 168,516 13,485,697
Autoneum Holding AG ..................... 26,524 3,873,850
Avolta AG
(b)
............................. 675,468 37,328,755
Bachem Holding AG , Class B ................. 241,271 21,935,470
Banque Cantonale Vaudoise , Registered ......... 217,444 34,263,649
Barry Callebaut AG , Registered
(a)
.............. 25,231 37,817,710
Basilea Pharmaceutica Ag Allschwil , Registered
(b)
... 112,059 7,799,850
Belimo Holding AG , Registered ............... 71,381 65,367,794
BKW AG .............................. 160,461 32,075,194
Bossard Holding AG , Class A, Registered ........ 48,977 9,997,865
Bucher Industries AG , Registered .............. 53,457 21,227,582
Burckhardt Compression Holding AG ........... 26,050 17,443,873
Burkhalter Holding AG ..................... 47,745 11,335,372
Bystronic AG ............................ 9,471 2,358,811
Cembra Money Bank AG .................... 224,465 27,449,454
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 6,731 82,484,578
Chocoladefabriken Lindt & Spruengli AG , Registered . 752 97,109,874
Cie Financiere Richemont SA , Class A, Registered .. 3,830,645 735,166,924
Cie Financiere Tradition SA , Bearer ............ 4,253 1,600,527
Clariant AG , Registered
(b)
................... 1,509,305 15,544,970
Comet Holding AG , Registered ................ 57,405 22,759,465
Cosmo N.V. ............................ 69,137 7,271,922
Daetwyler Holding AG , Bearer ................ 58,377 11,729,941
DKSH Holding AG ........................ 251,365 19,188,941
dormakaba Holding AG ..................... 247,732 16,495,360
Dottikon Es Holding AG , Registered
(b)
........... 17,700 7,759,617
EFG International AG
(b)
..................... 789,953 16,996,440
Emmi AG , Registered ...................... 16,129 16,879,256
EMS-Chemie Holding AG , Registered ........... 50,774 43,280,970
Flughafen Zurich AG , Registered .............. 143,183 40,657,713
Forbo Holding AG , Registered
(a)
............... 7,646 7,203,301
Galderma Group AG ....................... 1,311,581 275,160,967
Galenica AG
(d)
........................... 359,038 38,254,193
Geberit AG , Registered ..................... 242,495 163,868,572
Georg Fischer AG , Registered ................ 562,117 30,748,396
Givaudan SA , Registered ................... 65,716 234,347,082
Helvetia Baloise Holding AG ................. 570,630 156,457,630
Holcim AG
(b)
............................ 3,640,838 338,329,768
Huber + Suhner AG , Registered ............... 126,079 36,617,002
Idorsia Ltd.
(a) (b)
........................... 827,129 3,899,844
Implenia AG , Registered .................... 126,261 9,964,687
Inficon Holding AG , Registered ................ 116,872 21,633,047
Interroll Holding AG , Registered ............... 4,478 9,364,628
Intershop Holding AG ...................... 56,469 12,257,173
Julius Baer Group Ltd. ..................... 1,463,488 120,294,174
Jungfraubahn Holding AG ................... 34,823 12,166,992
Kardex Holding AG , Registered ............... 44,749 15,988,257
Kuehne + Nagel International AG , Registered ...... 337,317 79,224,575
Kuros Biosciences AG , Registered
(b)
............ 215,419 5,613,017
Landis+Gyr Group AG
(b)
.................... 185,732 12,455,822
Logitech International SA , Registered ........... 1,081,506 106,758,138
Lonza Group AG , Registered ................. 502,035 308,661,625
Medacta Group SA
(d)
...................... 36,834 6,675,234
Mobilezone Holding AG , Registered ............ 580,986 10,815,647
Mobimo Holding AG , Registered ............... 58,478 27,916,163
Montana Aerospace AG
(b) (d)
.................. 159,635 4,197,253
Nestle SA , Registered ..................... 18,378,190 1,860,601,414
Novartis AG , Registered .................... 13,553,045 2,003,000,042
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 1,477,358 6,462,605
Partners Group Holding AG .................. 162,257 176,406,221
PolyPeptide Group AG
(b) (d)
................... 104,275 5,104,390
Security Shares Value
a
Switzerland (continued)
PSP Swiss Property AG , Registered ............ 332,864 $ 66,529,838
R&S Group Holding AG
(b)
................... 206,345 6,929,877
Roche Holding AG , Bearer .................. 220,410 92,189,038
Roche Holding AG , NVS .................... 5,016,864 2,044,371,278
Sandoz Group AG ........................ 2,965,786 237,895,906
Schindler Holding AG , Participation Certificates , NVS 290,837 101,682,007
Schindler Holding AG , Registered .............. 166,286 55,679,359
Sensirion Holding AG
(b) (d)
.................... 55,204 4,779,807
SFS Group AG .......................... 147,488 22,470,471
SGS SA , Registered ....................... 1,177,440 127,575,662
Siegfried Holding AG , Registered
(a) (b)
............ 298,807 30,136,979
SIG Group AG
(a) (b)
........................ 2,195,907 35,583,143
Sika AG , Registered ....................... 1,079,650 199,158,954
SKAN Group AG ......................... 68,859 4,018,648
SMG Swiss Marketplace Group AG
(d)
........... 172,437 6,148,257
Softwareone Holding AG .................... 1,192,775 10,555,069
Sonova Holding AG , Registered ............... 358,694 78,628,625
Stadler Rail AG .......................... 401,632 11,733,305
Straumann Holding AG , Registered ............. 794,482 86,224,161
Sulzer AG , Registered ..................... 149,091 28,379,230
Sunrise Communications AG , Class A
(a)
.......... 484,033 28,905,074
Swatch Group AG (The) , Bearer ............... 209,215 48,564,760
Swiss Life Holding AG , Registered ............. 202,441 237,686,466
Swiss Prime Site AG , Registered .............. 576,078 99,831,834
Swiss Re AG ............................ 2,124,696 342,264,422
Swisscom AG , Registered ................... 184,302 155,887,732
Swissquote Group Holding SA , Registered ........ 82,757 41,882,389
Tecan Group AG , Registered ................. 95,434 14,439,205
Temenos AG , Registered ................... 390,560 37,042,073
TX Group AG ........................... 7,405 1,175,171
UBS Group AG , Registered .................. 22,641,894 1,001,944,495
Valiant Holding AG , Registered ............... 128,863 29,950,113
VAT Group AG
(d)
......................... 192,890 144,908,682
Vaudoise Assurances Holding SA .............. 6,365 6,663,557
Vetropack Holding AG , Registered ............. 63,306 1,642,355
Vontobel Holding AG , Registered .............. 223,669 18,973,131
Ypsomed Holding AG , Registered .............. 35,730 12,482,945
Zehnder Group AG , Registered ............... 110,721 9,351,971
Zurich Insurance Group AG .................. 1,040,674 725,578,741
15,334,171,466
a
United Arab Emirates  —  0 .0%
NMC Health PLC
(b) (c)
....................... 475,795 7
a
United Kingdom  —  14 .4%
3i Group PLC ........................... 7,082,949 246,328,867
4imprint Group PLC ....................... 187,118 9,278,381
Aberdeen Group PLC ...................... 13,024,624 36,808,695
Admiral Group PLC ....................... 1,861,481 85,565,069
Advanced Medical Solutions Group PLC ......... 2,349,033 7,767,364
AG Barr PLC ............................ 714,601 6,233,040
Airtel Africa PLC
(d)
........................ 6,393,464 30,878,027
AJ Bell PLC ............................ 2,291,994 16,217,917
Anglo American PLC ...................... 7,933,279 392,577,710
Antofagasta PLC ......................... 2,832,227 137,356,483
AO World PLC
(b)
......................... 2,537,405 3,034,988
Ashmore Group PLC ...................... 3,058,240 8,639,272
Associated British Foods PLC ................ 2,304,969 57,397,174
Aston Martin Lagonda Global Holdings PLC
(a) (b) (d)
.... 2,598,459 1,447,205
AstraZeneca PLC ........................ 11,059,461 2,098,225,393
ATALAYA MINING COPPER SA ............... 795,578 8,042,752
Autotrader Group PLC
(d)
.................... 6,062,268 40,780,418
Aviva PLC ............................. 21,435,620 181,800,995
Avon Technologies PLC .................... 61,193 1,435,546
B&M European Value Retail PLC .............. 7,198,281 16,448,152

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United Kingdom (continued)
Babcock International Group PLC .............. 1,815,648 $ 27,353,210
BAE Systems PLC ........................ 21,388,516 594,890,485
Balfour Beatty PLC ....................... 4,000,076 44,448,094
Baltic Classifieds Group PLC ................. 2,988,640 7,901,775
Barclays PLC ........................... 98,291,974 577,751,548
Barratt Redrow PLC ....................... 9,752,630 33,215,022
Beazley PLC ............................ 4,400,852 76,440,081
Bellway PLC ............................ 830,837 21,559,802
Berkeley Group Holdings PLC
(b)
............... 717,366 31,233,708
Big Yellow Group PLC ..................... 1,336,763 16,407,379
Bodycote PLC ........................... 1,259,798 11,699,358
BP PLC ............................... 112,056,770 887,022,523
Breedon Group PLC ....................... 2,244,110 9,356,451
Bridgepoint Group PLC
(d)
.................... 1,446,361 4,909,418
British American Tobacco PLC ................ 15,513,992 913,693,465
British Land Co. PLC (The) .................. 7,051,647 37,313,540
BT Group PLC .......................... 42,777,892 125,759,933
Bunzl PLC ............................. 2,283,710 75,284,843
Burberry Group PLC
(b)
..................... 2,574,182 40,847,540
Bytes Technology Group PLC ................ 1,444,498 5,920,388
C&C Group PLC ......................... 2,720,413 4,353,318
Carnival PLC ........................... 986,117 26,159,136
Centrica PLC ........................... 32,778,652 95,808,407
Cerillion PLC ............................ 30,847 575,058
Chemring Group PLC ...................... 1,984,775 14,098,082
Clarkson PLC ........................... 206,208 13,569,694
Close Brothers Group PLC
(b)
................. 1,039,794 6,263,696
CMC Markets PLC
(d)
....................... 629,691 3,153,215
Coats Group PLC ........................ 13,722,201 15,516,832
Coca-Cola HBC AG , Class DI
(b)
............... 1,525,915 89,004,950
Cohort PLC
(a)
........................... 68,432 1,137,761
Compass Group PLC ...................... 12,100,409 341,921,330
Computacenter PLC ....................... 522,069 26,432,507
Convatec Group PLC
(d)
..................... 11,574,024 33,192,259
Craneware PLC .......................... 180,073 3,734,322
Cranswick PLC .......................... 371,402 27,240,260
Crest Nicholson Holdings PLC ................ 2,233,961 2,006,309
Croda International PLC .................... 953,319 36,975,782
Currys PLC ............................. 7,335,627 12,447,495
CVS Group PLC ......................... 541,786 8,529,811
DCC PLC
(a)
............................. 700,192 52,775,586
Derwent London PLC ...................... 706,899 16,539,107
Diageo PLC ............................ 15,859,209 320,663,322
Diploma PLC ........................... 974,280 92,205,227
DiscoverIE Group PLC ..................... 632,501 5,618,861
Domino's Pizza Group PLC .................. 2,769,311 7,306,810
Dr Martens PLC .......................... 4,274,287 3,617,698
Drax Group PLC ......................... 2,725,599 32,771,470
Dunelm Group PLC ....................... 890,304 9,110,336
easyJet PLC ............................ 2,140,895 10,247,048
Elementis PLC .......................... 4,323,421 8,706,979
Endeavour Mining PLC ..................... 1,295,571 78,196,419
Energean PLC .......................... 1,078,830 13,116,737
Entain PLC ............................. 4,315,212 31,850,478
Experian PLC ........................... 6,543,517 239,420,895
Fevertree Drinks PLC ...................... 684,131 7,563,815
Firstgroup PLC .......................... 4,687,585 10,371,652
Foresight Group Holdings Ltd. ................ 480,231 2,617,164
Frasers Group PLC
(a) (b)
..................... 1,323,162 11,802,227
Fresnillo PLC ........................... 1,528,384 67,488,486
Future PLC ............................. 753,714 3,423,507
Games Workshop Group PLC ................ 236,696 62,778,067
Gamma Communications PLC ................ 626,969 7,715,870
GB Group PLC .......................... 1,648,615 4,767,124
Security Shares Value
a
United Kingdom (continued)
Genuit Group PLC ........................ 1,639,189 $ 5,777,177
Genus PLC ............................. 471,271 15,031,647
Georgia Capital PLC
(b)
..................... 62,219 3,314,786
Glencore PLC
(b)
.......................... 71,012,578 551,897,653
Grafton Group PLC , CDI .................... 1,448,937 17,263,685
Grainger PLC ........................... 4,983,311 10,870,006
Great Portland Estates PLC .................. 2,892,164 12,168,601
Greatland Resources Ltd.
(b)
.................. 3,603,111 35,260,954
Greencore Group PLC ..................... 3,881,605 13,289,243
Greggs PLC ............................ 749,984 15,481,600
GSK PLC .............................. 29,047,018 761,539,309
Haleon PLC ............................ 63,431,224 292,917,123
Halma PLC ............................. 2,682,491 161,426,002
Hammerson PLC ......................... 3,228,378 14,461,804
Harbour Energy PLC ...................... 4,488,710 17,851,051
Hays PLC .............................. 10,166,072 4,620,382
Helios Towers PLC
(b)
...................... 5,006,780 13,612,323
Hikma Pharmaceuticals PLC ................. 1,187,888 22,585,287
Hill & Smith PLC ......................... 529,495 18,517,111
Hiscox Ltd. ............................. 2,294,568 48,282,864
Hochschild Mining PLC ..................... 2,389,406 20,399,715
Hollywood Bowl Group PLC .................. 981,559 3,399,245
Home REIT PLC
(b)
........................ 2,902,797 391,048
Howden Joinery Group PLC ................. 3,985,632 42,049,587
HSBC Holdings PLC ...................... 122,387,750 2,251,912,169
Hunting PLC ............................ 1,214,682 8,396,621
Ibstock PLC
(d)
........................... 2,986,045 4,164,841
ICG PLC .............................. 2,078,431 51,243,109
IG Group Holdings PLC .................... 2,523,872 51,618,402
IMI PLC ............................... 1,843,610 70,219,532
Imperial Brands PLC ...................... 5,421,105 205,962,052
Inchcape PLC ........................... 2,504,792 28,160,160
Informa PLC ............................ 9,313,716 100,700,864
IntegraFin Holdings PLC .................... 1,882,635 8,351,452
InterContinental Hotels Group PLC ............. 1,031,947 147,548,901
International Workplace Group PLC ............ 5,283,103 13,285,237
Intertek Group PLC ....................... 1,131,819 72,909,635
Investec PLC ........................... 4,157,773 35,586,860
IP Group PLC
(b)
.......................... 6,405,844 5,284,681
ITV PLC ............................... 24,091,933 26,215,379
J D Wetherspoon PLC ..................... 642,983 5,118,393
J Sainsbury PLC ......................... 12,400,915 55,483,493
JD Sports Fashion PLC .................... 18,625,713 17,098,521
JET2 PLC .............................. 895,935 13,299,871
Johnson Matthey PLC ..................... 1,165,970 32,969,410
Johnson Service Group PLC ................. 2,775,116 4,869,459
JTC PLC
(d)
............................. 1,097,169 19,587,798
Jupiter Fund Management PLC ............... 3,355,885 6,930,448
Kainos Group PLC ........................ 588,982 6,664,116
Keller Group PLC ........................ 563,901 17,140,969
Kier Group PLC .......................... 3,016,772 8,395,480
Kingfisher PLC .......................... 12,321,977 48,453,769
Lancashire Holdings Ltd. .................... 1,593,621 12,447,301
Land Securities Group PLC .................. 5,035,114 40,513,963
Legal & General Group PLC ................. 40,450,918 138,816,503
Lion Finance Group PLC .................... 255,440 38,373,926
Lloyds Banking Group PLC .................. 418,594,977 568,997,316
London Stock Exchange Group PLC ............ 3,275,311 424,993,451
LondonMetric Property PLC .................. 16,802,086 43,249,864
M&G PLC .............................. 15,585,959 64,057,549
Man Group PLC ......................... 8,492,159 29,343,399
Marks & Spencer Group PLC ................. 14,658,863 65,845,191
Marshalls PLC ........................... 1,642,679 2,928,210
Melrose Industries PLC ..................... 9,031,541 59,267,414

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
Mitchells & Butlers PLC
(b)
................... 1,618,506 $ 5,538,990
Mitie Group PLC ......................... 8,715,425 20,611,832
Molten Ventures PLC
(b)
..................... 1,074,119 8,205,503
Mondi PLC ............................. 3,113,463 32,166,466
MONY Group PLC ........................ 3,450,334 8,347,783
Moonpig Group PLC ....................... 2,199,753 6,321,878
Morgan Advanced Materials PLC .............. 2,351,233 6,990,776
Morgan Sindall Group PLC .................. 307,305 19,586,858
MP Evans Group PLC ..................... 274,737 6,721,792
National Grid PLC ........................ 35,217,535 630,414,153
NatWest Group PLC ....................... 56,998,799 454,615,137
NCC Group PLC ......................... 1,823,789 2,964,620
Next PLC .............................. 828,377 146,199,006
Ninety One PLC ......................... 2,705,981 7,940,920
Ocado Group PLC
(a) (b)
...................... 4,084,807 11,044,897
OSB Group PLC ......................... 2,649,836 19,049,017
Oxford Instruments PLC .................... 378,007 14,844,802
Oxford Nanopore Technologies PLC
(a) (b)
.......... 3,843,452 5,870,834
Pagegroup PLC .......................... 2,216,616 4,032,739
Pan African Resources PLC
(a)
................ 13,145,411 25,102,557
Paragon Banking Group PLC ................. 1,861,870 18,963,540
Pearson PLC ........................... 4,218,193 62,247,722
Pennon Group PLC ....................... 3,447,294 25,776,519
Persimmon PLC ......................... 2,261,661 32,611,954
Pets at Home Group PLC ................... 3,298,468 8,079,101
Playtech PLC ........................... 1,791,321 8,872,437
Plus500 Ltd. ............................ 631,368 38,351,576
Polar Capital Holdings PLC .................. 558,713 5,177,429
Premier Foods PLC ....................... 3,966,743 10,671,341
Primary Health Properties PLC ................ 17,825,567 22,678,610
Prudential PLC .......................... 18,192,898 274,158,599
QinetiQ Group PLC ....................... 3,686,834 22,342,206
Quilter PLC
(d)
........................... 9,832,187 24,551,936
Rank Group PLC ......................... 869,658 1,127,768
Raspberry PI Holdings PLC
(a) (b)
................ 708,240 6,018,767
Rathbones Group PLC ..................... 365,949 9,779,962
Reckitt Benckiser Group PLC ................. 4,595,215 292,386,929
RELX PLC ............................. 12,994,216 473,851,371
Renishaw PLC .......................... 266,763 17,184,310
Rentokil Initial PLC ........................ 17,947,126 120,995,147
RHI Magnesita N.V. ....................... 185,348 6,686,817
Rightmove PLC .......................... 5,569,713 32,847,323
Rio Tinto PLC ........................... 8,070,914 813,035,617
Rolls-Royce Holdings PLC .................. 59,815,903 962,531,003
Rotork PLC ............................. 5,936,173 24,943,770
RS GROUP PLC ......................... 3,370,802 27,612,644
Safestore Holdings PLC .................... 1,653,077 15,037,400
Sage Group PLC (The) ..................... 6,817,764 81,313,010
Savills PLC ............................. 991,839 11,161,561
Schroders PLC .......................... 5,593,542 44,043,454
Segro PLC ............................. 9,147,309 86,643,153
Senior PLC ............................. 1,254,663 4,874,291
Serco Group PLC ........................ 7,659,655 29,329,966
Serica Energy PLC ....................... 1,924,188 7,513,155
Severn Trent PLC ........................ 1,931,101 85,844,724
Shaftesbury Capital PLC .................... 10,688,396 19,416,549
Shawbrook Group PLC
(b) (d)
................... 910,729 4,014,513
Shell PLC .............................. 40,601,001 1,845,996,381
SigmaRoc PLC
(b)
......................... 6,512,562 10,923,833
Sirius Real Estate Ltd. ..................... 9,483,003 12,916,898
Smith & Nephew PLC ...................... 5,793,262 89,643,853
Smiths Group PLC ........................ 2,317,712 80,020,473
Softcat PLC ............................ 922,908 17,328,673
Spirax Group PLC ........................ 523,329 51,075,322
Security Shares Value
a
United Kingdom (continued)
Spire Healthcare Group PLC
(d)
................ 1,592,510 $ 3,532,222
SSE PLC .............................. 8,582,879 307,304,488
SSP Group PLC ......................... 5,390,299 11,655,073
St. James's Place PLC ..................... 3,794,713 62,657,955
Standard Chartered PLC .................... 13,671,700 348,147,437
Standard Life PLC ........................ 4,976,613 51,199,847
Sunbelt Rentals Holdings, Inc. ................ 2,998,660 225,391,223
Supermarket Income REIT PLC ............... 7,857,371 8,949,133
Target Healthcare REIT PLC ................. 3,971,378 5,641,830
Tate & Lyle PLC .......................... 2,699,633 13,485,510
Taylor Wimpey PLC ....................... 25,488,784 26,961,961
TBC Bank Group PLC ..................... 290,797 19,191,544
Telecom Plus PLC ........................ 580,598 9,243,568
Tesco PLC ............................. 45,553,008 298,804,683
THG PLC
(a) (b)
............................ 5,620,985 2,380,292
TP ICAP Group PLC ...................... 5,441,910 23,414,855
Trainline PLC
(b) (d)
......................... 3,160,290 10,243,466
Travis Perkins PLC ....................... 1,448,619 10,289,705
Tritax Big Box REIT PLC .................... 15,846,499 32,526,512
Trustpilot Group PLC
(b) (d)
.................... 2,645,037 9,372,404
TUI AG ............................... 3,327,556 24,762,924
Unilever PLC ........................... 15,553,342 906,995,026
UNITE Group PLC (The) .................... 3,191,448 20,111,759
United Utilities Group PLC ................... 4,804,545 95,284,650
Vesuvius PLC ........................... 1,497,683 8,983,379
Victrex PLC ............................ 609,906 5,004,474
Vistry Group PLC
(b)
........................ 2,300,836 10,268,961
Vodafone Group PLC ...................... 134,465,535 213,954,261
Volex PLC ............................. 860,574 6,991,024
Volution Group PLC ....................... 1,313,508 10,974,364
WAG Payment Solutions PLC ................ 1,456,224 2,286,716
Watches of Switzerland Group PLC
(b) (d)
.......... 1,565,354 10,955,776
Weir Group PLC (The) ..................... 1,871,126 67,819,561
WH Smith PLC .......................... 894,697 6,285,078
Whitbread PLC .......................... 1,215,012 36,933,853
Wise PLC , Class A
(b)
....................... 4,762,692 68,112,827
Workspace Group PLC ..................... 907,354 4,165,816
WPP PLC .............................. 7,614,456 27,568,661
XPS Pensions Group PLC ................... 781,649 3,222,062
Yellow Cake PLC
(b) (d)
....................... 1,716,289 14,182,389
Young & Co's Brewery PLC , Class A ............ 271,278 2,835,006
Zegona Communications PLC ................ 1,312,248 31,327,045
Zigup PLC ............................. 1,734,717 9,477,470
26,046,929,989
a
United States  —  0 .1%
Nebius Group N.V. , Class A
(a) (b)
................ 1,518,718 209,932,389
a
Total Common Stocks — 98.9%
(Cost: $ 121,029,701,369 ) ............................. 178,740,163,031
a
Preferred Stocks
Germany  —  0 .3%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 437,324 39,905,936
Dr Ing hc F Porsche AG , Preference Shares , NVS
(a)
.. 807,216 39,199,177
Draegerwerk AG & Co. KGaA , Preference Shares , NVS 73,927 7,812,389
FUCHS SE , Preference Shares , NVS ........... 503,832 23,759,329
Henkel AG & Co. KGaA , Preference Shares , NVS ... 1,198,740 87,229,887
Jungheinrich AG , Preference Shares , NVS ........ 352,588 10,623,050
KSB SE & Co. KGaA , Preference Shares , NVS ..... 4,931 5,519,501
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 1,097,919 39,949,031
Sartorius AG , Preference Shares , NVS
(a)
......... 186,572 47,664,716

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Germany (continued)
Sixt SE , Preference Shares , NVS .............. 99,954 $ 6,870,404
STO SE & Co. KGaA , Preference Shares , NVS .... 12,159 1,467,376
Volkswagen AG , Preference Shares , NVS ........ 1,478,364 149,918,265
459,919,061
a
Italy  —  0 .0%
Danieli & C Officine Meccaniche SpA , Preference
Shares , NVS .......................... 192,257 10,819,019
Telecom Italia SpA , Preference Shares , NVS
(b)
..... 42,318,873 39,074,838
49,893,857
a
Total Preferred Stocks — 0.3%
(Cost: $ 657,058,086 ) ................................ 509,812,918
a
Rights
Netherlands  —  0 .0%
Aalberts N.V.
(b)
........................... 712,411 961,539
a
Switzerland  —  0 .0%
SGS SA (Expires 12/31/26 )
(b) (c)
................ 1,162,706 4,761,834
a
Total Rights — 0.0%
(Cost: $ 5,671,748 ) .................................. 5,723,373
a
Warrants
Italy  —  0 .0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share
for 1 Warrant, Expires 08/31/30, Strike Price EUR
0.01)
(a) (b) (c)
............................ 127,842 2
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ 2
a
Total Long-Term Investments — 99.2%
(Cost: $ 121,692,431,203 ) ............................. 179,255,699,324
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(e) (f) (g)
...................... 1,471,189,072 $ 1,471,630,428
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(e) (f)
............................. 13,987,587 13,987,587
a
Total Short-Term Securities — 0.8%
(Cost: $ 1,485,655,892 ) ............................... 1,485,618,015
Total Investments —  100.0%
(Cost: $ 123,178,087,095 ) ............................. 180,741,317,339
Other Assets Less Liabilities — 0 .0% ...................... 145,512
Net Assets — 100.0% ................................. $ 180,741,462,851
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 996,480,187  $ 475,302,748
(a)
$ —  $ (114,630) $ (37,877) $ 1,471,630,428  1,471,189,072  $ 16,144,563
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 8,800,000  5,187,587
(a)
—  —  —  13,987,587  13,987,587  932,068  —
$ —  $ (114,630) $ (37,877)
$ 1,485,618,015
$ 17,076,631  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 1,615 06/11/26 $ 387,856 $ 12,705,105
SPI 200 Index ....................................................................... 1,249 06/18/26 194,860 (185,842)
Euro STOXX 50 Index ................................................................. 7,747 06/19/26 530,988 18,000,069
FTSE 100 Index ..................................................................... 2,303 06/19/26 325,702 3,695,841
$ 34,215,173
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,796,109,757  $ 165,936,017,328  $ 8,035,946  $ 178,740,163,031
Preferred Stocks ......................................... 23,759,329  486,053,589  —  509,812,918
Rights ................................................ —  961,539  4,761,834  5,723,373
Warrants .............................................. —  —  2  2
Short-Term Securities
Money Market Funds ...................................... 1,485,618,015  —  —  1,485,618,015
$ 14,305,487,101  $ 166,423,032,456  $ 12,797,782  $ 180,741,317,339
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 34,401,015  $ —  $ —  $ 34,401,015
Liabilities
Equity Contracts ........................................... (185,842) —  —  (185,842)
$ 34,215,173  $ —  $ —  $ 34,215,173
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust